UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments:

Putnam Emerging Markets Equity Fund

The fund's portfolio
11/30/11 (Unaudited)

COMMON STOCKS (96.1%)(a)
	Shares	Value

Aerospace and defense (0.9%)

Embraer SA ADR (Brazil)	13,405	$342,096

		342,096
Airlines (0.6%)

Cebu Air, Inc. (Philippines)	151,840	249,414

		249,414
Auto components (2.0%)

Apollo Tyres, Ltd. (India)	224,561	288,682

Hyundai Mobis (South Korea)	1,787	494,611

		783,293
Automobiles (1.4%)

Kia Motors Corp. (South Korea)	8,769	556,336

		556,336
Beverages (0.9%)

Synergy Co. (Russia)(NON)	16,594	337,399

		337,399
Capital markets (0.5%)

Yuanta Financial Holding Co., Ltd. (Taiwan)	398,774	199,989

		199,989
Chemicals (0.9%)

Formosa Chemicals & Fibre Corp. (Taiwan)	60,000	157,294

OCI Co., Ltd. (South Korea)	984	206,676

		363,970
Commercial banks (23.8%)

Agricultural Bank of China, Ltd. (China)	1,247,000	536,052

Banco Bradesco SA ADR (Brazil)	79,378	1,309,737

Bank Mandiri Persero Tbk PT (Indonesia)	359,500	263,272

China Construction Bank Corp. (China)	2,132,000	1,520,177

Industrial and Commercial Bank of China, Ltd. (China)	2,139,000	1,268,486

Industrial Bank of Korea (IBK) (South Korea)	40,700	543,355

Itau Unibanco Holding SA ADR (Preference) (Brazil)	56,902	1,012,856

Kasikornbank PCL NVDR (Thailand)	98,300	378,206

KB Financial Group, Inc. (South Korea)	19,381	674,429

PT Bank Rakyat Indonesia (Persero) Tbk (Indonesia)	423,500	313,559

Sberbank of Russia ADR (Russia)(NON)	122,288	1,493,782

		9,313,911
Commercial services and supplies (0.6%)

KEPCO Plant Service & Engineering Co., Ltd. (South Korea)	6,600	213,674

		213,674
Communications equipment (0.6%)

HTC Corp. (Taiwan)	8,000	131,564

Wistron NeWeb Corp. (Taiwan)	62,348	118,416

		249,980
Computers and peripherals (0.7%)

Lenovo Group, Ltd. (China)	400,000	286,652

		286,652
Construction and engineering (2.6%)

Daelim Industrial Co., Ltd. (South Korea)	5,152	455,316

KEPCO Engineering & Construction Co., Inc. (South Korea)	4,111	321,598

Samsung Engineering Co., Ltd. (South Korea)	1,176	244,215

		1,021,129
Construction materials (4.0%)

Asia Cement Corp. (Taiwan)	201,000	222,363

BBMG Corp. (China)	324,000	248,634

China National Building Material Co., Ltd. (China)	366,000	444,157

China Shanshui Cement Group, Ltd. (China)	414,000	305,229

Siam Cement PCL NVDR (Thailand)	34,100	353,200

		1,573,583
Diversified financial services (0.9%)

African Bank Investments, Ltd. (South Africa)	83,077	356,764

		356,764
Electrical equipment (0.6%)

Harbin Electric Co., Ltd. (China)	230,000	229,020

		229,020
Electronic equipment, instruments, and components (3.7%)

Hollysys Automation Technologies, Ltd. (China)(NON)	36,698	324,777

Hon Hai Precision Industry Co., Ltd. (Taiwan)	230,072	624,535

Tripod Technology Corp. (Taiwan)	93,900	214,972

Unimicron Technology Corp. (Taiwan)	270,000	297,125

		1,461,409
Energy equipment and services (0.8%)

Eurasia Drilling Co., Ltd. GDR (Russia)	12,159	318,776

		318,776
Food products (1.0%)

Zhongpin, Inc. (China)(NON)	42,096	396,544

		396,544
Hotels, restaurants, and leisure (2.2%)

Genting Bhd (Malaysia)	141,800	498,141

Home Inns & Hotels Management, Inc. ADR (China)(NON)	11,700	363,402

		861,543
Household durables (4.2%)

PDG Realty SA Empreendimentos e Participacoes (Brazil)	214,554	797,303

Rossi Residencial SA (Brazil)	96,588	532,520

Skyworth Digital Holdings, Ltd. (China)	774,000	314,001

		1,643,824
Independent power producers and energy traders (0.6%)

China WindPower Group, Ltd. (China)(NON)	5,020,000	219,814

		219,814
Internet software and services (1.2%)

Tencent Holdings, Ltd. (China)	24,000	468,766

		468,766
Machinery (1.6%)

China National Materials Co., Ltd. (China)	887,000	358,872

Samsung Heavy Industries Co., Ltd. (South Korea)	9,990	280,321

		639,193
Media (0.7%)

Media Nusantara Citra Tbk PT (Indonesia)	2,174,000	274,351

		274,351
Metals and mining (6.0%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	8,002	316,879

Gold Fields, Ltd. (South Africa)	17,268	290,536

New World Resources PLC Class A (Czech Republic)	21,540	154,305

Sterlite Industries (India), Ltd. (India)	69,456	136,625

Sterlite Industries (India), Ltd. ADR (India)	21,080	169,905

Vale SA ADR (Brazil)	31,233	726,167

Vale SA ADR (Preference) (Brazil)	26,014	568,926

		2,363,343
Multiline retail (1.1%)

Hyundai Department Store Co., Ltd. (South Korea)	1,336	195,973

PCD Stores Group, Ltd. (China)	1,478,000	244,442

		440,415
Oil, gas, and consumable fuels (15.5%)

CNOOC, Ltd. (China)	213,000	410,807

Gazprom OAO ADR (Russia)	112,657	1,305,222

Gazprom OAO ADR (Russia)	7,564	86,986

Lukoil OAO ADR (Russia)	18,688	1,054,370

OGX Petroleo e Gas Participacoes SA (Brazil)(NON)	94,470	729,284

Pacific Rubiales Energy Corp. (Colombia)	16,100	344,323

Petroleo Brasileiro SA ADR (Brazil)	17,773	479,693

Petroleo Brasileiro SA ADR (Preference) (Brazil)	25,006	626,900

PT Adaro Energy Tbk (Indonesia)	1,067,500	232,810

Sasol, Ltd. (South Africa)	16,577	793,969

		6,064,364
Real estate management and development (4.2%)

BR Malls Participacoes SA (Brazil)	76,171	771,251

C C Land Holdings, Ltd. (China)	1,044,000	228,593

China Overseas Land & Investment, Ltd. (China)	114,000	200,972

Guangzhou R&F Properties Co., Ltd. (China)	323,600	264,958

LSR Group OJSC GDR (Russia)	36,024	155,677

		1,621,451
Semiconductors and semiconductor equipment (6.2%)

Samsung Electronics Co., Ltd. (South Korea)	2,415	2,192,503

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	83,889	211,255

		2,403,758
Software (0.7%)

Perfect World Co., Ltd. ADR (China)(NON)	25,524	266,726

		266,726
Specialty retail (1.1%)

Cia Hering (Brazil)	11,800	249,918

Lewis Group, Ltd. (South Africa)	18,899	183,697

		433,615
Thrifts and mortgage finance (1.2%)

LIC Housing Finance, Ltd. (India)	102,836	448,217

		448,217
Wireless telecommunication services (3.1%)

Bharti Airtel, Ltd. (India)	30,448	227,170

China Mobile, Ltd. (China)	71,000	699,895

Empresa Nacional de Telecomunicaciones SA (ENTEL) (Chile)	13,326	266,132

		1,193,197

Total common stocks (cost $43,424,425)		$37,596,516

INVESTMENT COMPANIES (0.9%)(a)
	Shares	Value

Vanguard MSCI Emerging Markets ETF	8,925	$364,140

Total investment Companies (cost $393,069)		$364,140

SHORT-TERM INVESTMENTS (2.7%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.10%(e)	1,060,232	$1,060,232

Total short-term investments (cost $1,060,232)		$1,060,232

TOTAL INVESTMENTS

Total investments (cost $44,877,726)(b)		$39,020,888

Key to holding's abbreviations
ADR	American Depository Receipts
ETF	Exchange Traded Fund
GDR	Global Depository Receipts
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through November 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $39,113,252.
(b)	The aggregate identified cost on a tax basis is $45,067,240, resulting in gross unrealized appreciation and depreciation of $2,017,653 and $8,064,005, respectively, or net unrealized depreciation of $6,046,352.
(NON)	Non-income-producing security.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $183 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $3,476,391 and $2,437,040, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	ADR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	24.5%
	Brazil	20.8
	South Korea	16.3
	Russia	12.2
	Taiwan	5.6
	South Africa	4.2
	United States	3.7
	Indonesia	3.6
	India	3.3
	Thailand	1.9
	Malaysia	1.3
	Colombia	0.9
	Chile	0.7
	Philippines	0.6
	Czech Republic	0.4

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$1,943,143	$3,050,234	$—
Consumer staples	733,943	—	—
Energy	2,267,186	4,115,954	—
Financials	3,093,844	8,846,488	—
Industrials	342,096	2,352,430	—
Information technology	591,503	4,545,788	—
Materials	1,781,877	2,519,019	—
Telecommunication services	266,132	927,065	—
Utilities	—	219,814	—
Total common stocks	11,019,724	26,576,792	—
Investment companies	364,140	—	—
Short-term investments	1,060,232	—	—

Totals by level	$12,444,096	$26,576,792	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 29, 2012

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund

The fund's portfolio
11/30/11 (Unaudited)

SENIOR LOANS (81.9%)(a)(c)
		Principal amount	Value

Advertising and marketing services (1.1%)

Affinion Group, Inc. bank term loan FRN 5s, 2016		$2,955,038	$2,666,922

Getty Images, Inc. bank term loan FRN Ser. B, 5 1/4s, 2016		2,206,550	2,207,929

			4,874,851
Automotive (1.3%)

Chrysler Group, LLC bank term loan FRN Ser. B, 6s, 2017		3,990,000	3,658,830

Federal Mogul Corp. bank term loan FRN Ser. B, 2.176s, 2014		1,505,653	1,389,906

Federal Mogul Corp. bank term loan FRN Ser. C, 2.169s, 2015		768,190	709,136

			5,757,872
Basic materials (4.8%)

Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017		3,117,188	2,976,914

Fairmount Minerals, Ltd. bank term loan FRN Ser. B, 5 1/4s, 2017		2,790,000	2,779,538

Hexion Specialty Chemicals BV bank term loan FRN Ser. C2, 4 1/8s, 2015 (Netherlands)		290,098	276,560

Hexion Specialty Chemicals, Inc. bank term loan FRN Ser. C1, 4s, 2015		679,871	648,144

INEOS Group Holdings, Ltd. bank term loan FRN Ser. C2, 8.001s, 2014		806,205	809,228

INEOS U.S. Finance, LLC bank term loan FRN Ser. B2, 7.501s, 2013		777,385	780,301

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017		3,044,700	2,922,912

Norit NV bank term loan FRN 6 3/4s, 2017 (Netherlands)		3,000,000	2,962,500

Novelis, Inc. bank term loan FRN Ser. B, 3 3/4s, 2017		1,136,413	1,116,051

Omnova Solutions, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017		1,227,550	1,206,068

Styron Corp. bank term loan FRN 6s, 2017		2,563,750	2,193,075

Tronox Worldwide bank term loan FRN Ser. B, 7s, 2015		2,481,250	2,478,148

			21,149,439
Biotechnology (1.1%)

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018		1,835,000	1,807,475

Quintiles Transnational Corp. bank term loan FRN Ser. B, 5s, 2018		2,992,500	2,902,725

			4,710,200
Broadcasting (4.4%)

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.889s, 2016		6,926,403	5,151,507

Cumulus Media, Inc. bank term loan FRN 5 3/4s, 2018		2,400,000	2,334,000

Entercom Radio, LLC. bank term loan FRN Ser. B, 6 1/4s, 2018		3,000,000	2,986,251

Gray Television, Inc. bank term loan FRN Ser. B, 3.74s, 2014		2,878,484	2,814,918

Radio One, Inc. bank term loan FRN Ser. B, 7 1/2s, 2016		1,492,500	1,376,831

Univision Communications, Inc. bank term loan FRN 4.489s, 2017		5,656,788	5,061,060

			19,724,567
Building materials (1.2%)

Goodman Global, Inc. bank term loan FRN 9s, 2017		898,364	900,048

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016		990,526	986,811

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017		3,567,075	3,464,522

			5,351,381
Capital goods (5.2%)

Autoparts Holdings, Ltd. bank term loan FRN 10 1/2s, 2018 (New Zealand)		1,000,000	960,000

Autoparts Holdings, Ltd. bank term loan FRN 6 1/2s, 2017 (New Zealand)		1,000,000	1,001,250

Colfax, Corp. bank term loan FRN Ser. B, 4 1/2s, 2018		2,000,000	1,980,000

Hawker Beechcraft Notes Co. bank term loan FRN Ser. B, 2.369s, 2014		1,694,868	1,256,624

Hawker Beechcraft Notes Co. bank term loan FRN Ser. C, 0.269s, 2014		104,673	77,608

Husky Injection Molding Systems, Ltd. bank term loan FRN Ser. B, 6 1/2s, 2018 (Canada)		2,992,500	2,972,549

Manitowoc Co., Inc. (The) bank term loan FRN Ser. B, 4 1/4s, 2017		2,992,500	2,943,872

Reynolds Group Holdings, Inc, bank term loan FRN Ser. C, 6 1/2s, 2018		1,875,000	1,842,188

Reynolds Group Holdings, Inc. bank term loan FRN Ser. E, 6 1/2s, 2018		3,482,500	3,395,438

Sensus USA, Inc. bank term loan FRN 8 1/2s, 2018		1,000,000	977,500

Sequa Corp. bank term loan FRN 6 1/4s, 2014		1,000,000	995,000

SRAM Corp. bank term loan FRN 8 1/2s, 2018		1,380,000	1,380,000

SRAM Corp. bank term loan FRN 4.78s, 2018		544,624	539,177

Tenneco, Inc. bank term loan FRN Ser. B, 4.739s, 2016		1,975,000	1,975,000

Terex Corp. bank term loan FRN Ser. B, 5 1/2s, 2017		1,000,000	1,000,000

			23,296,206
Commercial and consumer services (5.0%)

Brickman Group Holdings, Inc. bank term loan FRN Ser. B, 7 1/4s, 2016		1,905,600	1,891,308

Compucom Systems, Inc. bank term loan FRN 3.74s, 2014		1,072,725	1,019,088

Interactive Data Corp. bank term loan FRN 4 1/2s, 2018		4,336,966	4,257,005

MoneyGram International, Inc. bank term loan FRN Ser. B, 4 1/2s, 2017		1,743,590	1,713,077

Orbitz Worldwide, Inc. bank term loan FRN Ser. B, 3.266s, 2014		2,509,075	2,146,514

Sabre, Inc. bank term loan FRN 2.243s, 2014		4,147,067	3,394,374

ServiceMaster Co. (The) bank term loan FRN Ser. B, 2.76s, 2014		4,512,416	4,264,233

ServiceMaster Co. (The) bank term loan FRN Ser. DD, 2.74s, 2014		449,574	424,847

Travelport, LLC bank term loan FRN Ser. B, 4.869s, 2015		2,996,292	2,546,848

Travelport, LLC bank term loan FRN Ser. S, 4.869s, 2015		674,231	573,097

			22,230,391
Communication services (6.4%)

AMC Networks, Inc. bank term loan FRN Ser. B, 4s, 2018		1,995,000	1,973,388

Asurion Corp. bank term loan FRN 9s, 2019		1,500,000	1,444,688

Asurion Corp. bank term loan FRN Ser. B, 5 1/2s, 2018		1,431,818	1,377,230

CCO Holdings, LLC / CCO Holdings Capital Corp. bank term loan FRN 2.739s, 2014		1,000,000	957,500

Charter Communications, Inc. bank term loan FRN Ser. C, 3.62s, 2016		2,570,268	2,547,778

Intelsat Jackson Holdings SA bank term loan FRN 3.246s, 2014 (Luxembourg)		2,125,000	2,013,438

Intelsat Jackson Holdings, Ltd. bank term loan FRN Ser. B, 5 1/4s, 2018 (Bermuda)		2,982,506	2,949,699

Level 3 Financing, Inc. bank term loan FRN Ser. B2, 5 3/4s, 2018		2,670,000	2,583,225

Level 3 Financing, Inc. bank term loan FRN Ser. B3, 5 3/4s, 2018		1,500,000	1,451,250

MCC Georgia, LLC bank term loan FRN Ser. F, 4 1/2s, 2017		2,962,500	2,878,563

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 4s, 2018		3,354,380	3,257,941

SBA Communications Corp. bank term loan FRN Ser. B, 3 3/4s, 2018		2,992,500	2,958,834

US Telepacific Corp. bank term loan FRN 5 3/4s, 2017		2,239,910	2,099,915

			28,493,449
Consumer (0.4%)

Visant Corp. bank term loan FRN 5 1/4s, 2016		1,985,000	1,851,013

			1,851,013
Consumer cyclicals (1.5%)

Aramark Corp. bank term loan FRN Ser. B2, 3.619s, 2016		1,726,477	1,680,726

Aramark Corp. bank term loan FRN Ser. C, 0.089s, 2016		113,542	110,533

Caesars Entertainment Corp. bank term loan FRN Ser. B, 9 1/4s, 2017		1,580,000	1,526,289

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B1, 3.253s, 2015		815,003	690,461

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3.247s, 2015		3,000,000	2,543,571

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B, 9 1/2s, 2016		230,888	227,039

			6,778,619
Consumer staples (8.2%)

Amscan Holdings, Inc. bank term loan FRN 6 3/4s, 2017		2,932,594	2,921,597

Avis Budget Group, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018		500,000	500,782

BJ's Wholesale Club, Inc. bank term loan FRN 10s, 2018		2,000,000	1,996,876

BJ's Wholesale Club, Inc. bank term loan FRN 7s, 2018		1,000,000	1,000,000

Burger King Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016		2,697,081	2,669,269

Claire's Stores, Inc. bank term loan FRN 2.991s, 2014		4,421,859	3,799,641

Dave & Buster's, Inc. bank term loan FRN Ser. B, 5 1/2s, 2016		1,396,113	1,382,152

Dean Foods Co. bank term loan FRN Ser. A1, 3.24s, 2014		779,221	757,305

Dean Foods Co. bank term loan FRN Ser. B2, 3.449s, 2017		1,466,729	1,419,977

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018		3,351,600	3,175,641

DineEquity, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017		1,427,980	1,414,890

Huish Detergents, Inc. bank term loan FRN 4.49s, 2014		1,375,000	1,167,031

Prestige Brands, Inc. bank term loan FRN 4 3/4s, 2016		1,444,072	1,440,462

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017		3,301,725	3,262,517

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018		971,916	918,461

Rite Aid Corp. bank term loan FRN Ser. B, 1.99s, 2014		1,474,589	1,387,957

Spectrum Brands, Inc. bank term loan FRN 5s, 2016		3,089,627	3,088,082

US Foodservice bank term loan FRN Ser. B, 5 3/4s, 2017		2,985,000	2,843,213

West Corp. bank term loan FRN Ser. B5, 4.567s, 2016		1,412,758	1,396,275

			36,542,128
Energy (2.0%)

Buffalo Gulf Coast Terminals bank term loan FRN 7 1/2s, 2017		2,000,000	2,000,000

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016		2,337,204	2,298,250

Hercules Offshore, Inc. bank term loan FRN Ser. B, 7 1/2s, 2013		1,282,825	1,247,012

MEG Energy Corp. bank term loan FRN Ser. B, 4s, 2018 (Canada)		3,580,000	3,537,488

			9,082,750
Entertainment (0.5%)

Revel Entertainment, LLC bank term loan FRN Ser. B, 9s, 2017		950,000	844,075

Six Flags Theme Parks bank term loan FRN Ser. B, 5 1/4s, 2016		1,460,974	1,456,712

			2,300,787
Financials (3.7%)

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017		3,820,000	3,326,582

CB Richard Ellis Services, Inc. bank term loan FRN Ser. C, 3.489s, 2018		1,995,000	1,940,138

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016		1,806,262	1,802,875

HUB International Holdings, Inc. bank term loan FRN 6 3/4s, 2014		643,860	637,421

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2014		2,550,000	2,448,000

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.819s, 2017		3,004,969	2,849,086

Nuveen Investments, Inc. bank term loan FRN Ser. B, 3.319s, 2014		1,390,711	1,315,091

Ocwen Financial Corp. bank term loan FRN Ser. B, 7 3/4s, 2016		2,340,000	2,322,450

			16,641,643
Gaming and lottery (3.7%)

Ameristar Casinos, Inc. bank term loan FRN Ser. B, 4s, 2018		1,982,519	1,975,084

Boyd Gaming Corp. bank term loan FRN Ser. A, 3.739s, 2015		3,128,125	2,940,438

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017		3,416,803	3,386,906

Chester Downs & Marina, LLC bank term loan FRN 12 3/8s, 2016		850,000	850,000

Chester Downs & Marina, LLC bank term loan FRN 12 3/8s, 2016		235,938	236,527

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.24s, 2014(PIK)		1,369,985	1,095,988

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.24s, 2014(PIK)		779,847	623,878

Green Valley Ranch Resort bank term loan FRN 6 1/4s, 2016		1,948,488	1,833,202

Harrah's Operating Co., Inc. bank term loan FRN Ser. B3, 3.254s, 2015		1,404,424	1,191,419

Isle of Capri Casinos, Inc. bank term loan FRN 4 3/4s, 2017		2,262,900	2,250,642

			16,384,084
Health care (0.8%)

Health Management Associates, Inc. bank term loan FRN Ser. B, 4 1/2s, 2018		3,375,000	3,353,906

			3,353,906
Health-care services (5.7%)

Ardent Medical Services, Inc. bank term loan FRN 6 1/2s, 2015		2,819,500	2,749,013

Community Health Systems, Inc. bank term loan FRN Ser. B, 2.569s, 2014		2,853,591	2,750,861

Community Health Systems, Inc. bank term loan FRN Ser. DD, 2.569s, 2014		146,409	141,139

DaVita, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016		2,481,250	2,458,504

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018		2,985,000	2,884,256

HCA, Inc. bank term loan FRN Ser. B3, 3.619s, 2018		2,672,010	2,527,834

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018		2,273,575	2,193,052

Kindred Healthcare, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018		1,496,250	1,391,513

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017		3,512,538	3,310,567

United Surgical Partners International, Inc. bank term loan FRN 2.24s, 2014		1,062,611	1,024,091

Universal Health Services, Inc. bank term loan FRN Ser. B, 4s, 2016		991,864	980,210

Vanguard Health Systems, Inc. bank term loan FRN 5s, 2016		2,955,280	2,912,429

			25,323,469
Homebuilding (0.9%)

Realogy Corp. bank term loan FRN 4.436s, 2013		391,261	358,200

Realogy Corp. bank term loan FRN Ser. A, 13 1/2s, 2017		1,000,000	977,500

Realogy Corp. bank term loan FRN Ser. B, 4.522s, 2016		2,089,768	1,842,914

Realogy Corp. bank term loan FRN Ser. B, 3.272s, 2013		883,683	809,012

			3,987,626
Lodging/Tourism (0.2%)

MGM Mirage bank term loan FRN Ser. E, 7s, 2014		987,957	958,730

			958,730
Media (1.3%)

Nielsen Finance LLC bank term loan FRN Ser. A, 2.242s, 2013		45,193	44,409

Nielsen Finance LLC bank term loan FRN Ser. C, 3.492s, 2016		2,287,261	2,248,377

Nielsen Finance LLC/Nielsen Finance Co. bank term loan FRN Ser. B, 3.992s, 2016		1,400,265	1,363,508

TWCC Holding Corp. bank term loan FRN Ser. B, 4 1/4s, 2017		1,990,000	1,977,976

			5,634,270
Medical technology (2.6%)

Alliance Healthcare Services, Inc. bank term loan FRN 7 1/4s, 2016		1,856,304	1,652,111

Biomet, Inc. bank term loan FRN Ser. B, 3.313s, 2015		1,844,223	1,778,753

ConvaTec, Inc. bank term loan FRN Ser. B, 5 3/4s, 2016		2,977,500	2,908,026

Grifols SA bank term loan FRN Ser. B, 6s, 2016 (Spain)		2,069,813	2,064,638

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 7s, 2018		3,315,000	3,328,986

			11,732,514
Pharmaceuticals (0.5%)

Capsugel Holdings US, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018		2,000,000	2,000,000

			2,000,000
Publishing (2.0%)

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.49s, 2014		3,064,196	2,576,799

Cenveo Corp. bank term loan FRN Ser. B, 6 1/4s, 2016		1,588,000	1,556,240

Dex Media West, LLC bank term loan FRN Ser. A, 7s, 2014		839,352	482,627

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.49s, 2014		172,985	38,165

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.24s, 2014		2,011,036	443,685

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2.24s, 2014		750,387	165,554

R.H. Donnelley, Inc. bank term loan FRN Ser. B, 9s, 2014		145,882	54,949

Supermedia, Inc. bank term loan FRN 11s, 2015		2,370,143	1,074,794

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014 (In default)(NON)		4,264,063	2,613,073

			9,005,886
Retail (7.2%)

Academy, Ltd. bank term loan FRN 6s, 2018		2,000,000	1,965,000

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017		3,421,688	3,329,196

Dollar General Corp. bank term loan FRN Ser. B1, 2.991s, 2014		2,475,717	2,470,147

Gymboree Corp. bank term loan FRN 5s, 2018		3,473,750	3,110,743

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018		3,980,000	3,631,750

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018		1,371,393	1,314,823

Michaels Stores, Inc. bank term loan FRN Ser. B, 2.617s, 2013		3,025,452	2,935,206

National Bedding Co., LLC bank term loan FRN Ser. B, 3 7/8s, 2013		1,388,938	1,373,312

NBTY, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017		2,382,000	2,347,016

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018		3,968,000	3,814,240

PETCO Animal Supplies, Inc. bank term loan FRN 4 1/2s, 2017		2,970,000	2,871,990

Toys “R” Us, Inc. bank term loan FRN Ser. B, 6s, 2016		2,962,500	2,925,469

			32,088,892
Technology (6.4%)

Avaya, Inc. bank term loan FRN Ser. B3, 4.814s, 2017		5,514,468	4,862,382

Ceridian Corp. bank term loan FRN 3.239s, 2014		2,467,886	2,189,015

Eagle Parent, Inc. bank term loan FRN 5s, 2018		1,399,500	1,321,362

Fidelity National Information Services, Inc. bank term loan FRN Ser. B, 5 1/4s, 2016		1,975,000	1,975,000

First Data Corp. bank term loan FRN 4.235s, 2018		5,990,668	4,984,236

First Data Corp. bank term loan FRN Ser. B1, 2.985s, 2014		385,978	340,625

First Data Corp. bank term loan FRN Ser. B3, 2.985s, 2014		155,772	137,566

Freescale Semiconductor, Inc. bank term loan FRN 4.489s, 2016		4,275,675	4,040,513

Nxp Funding, LLC. bank term loan FRN Ser. A2, 5 1/2s, 2017 (Netherlands)		1,000,000	959,375

SunGard Data Systems, Inc. bank term loan FRN Ser. B, 3.9s, 2016		3,432,521	3,329,546

Syniverse Holdings, Inc. bank term loan FRN 5 1/4s, 2017		1,985,000	1,974,456

Telecordia Technologies, Inc. bank term loan FRN 6 3/4s, 2016		2,274,062	2,251,321

			28,365,397
Transportation (0.8%)

Swift Transportation Co., LLC bank term loan FRN 6s, 2016		3,493,042	3,466,844

			3,466,844
Utilities and power (3.0%)

AES Corp. (The) bank term loan FRN Ser. B, 4 1/4s, 2018		1,990,000	1,966,992

Dynegy, Inc. bank term loan FRN 9 1/4s, 2016		1,000,000	1,003,000

Dynegy, Inc. bank term loan FRN 9 1/4s, 2016		1,000,000	996,250

GenOn Energy, Inc. bank term loan FRN Ser. B, 6s, 2017		2,970,000	2,963,813

New Devlopment Holdings, LLC bank term loan FRN Ser. B, 4 1/2s, 2018		1,194,000	1,153,889

NRG Energy, Inc. bank term loan FRN Ser. B, 4s, 2018		1,995,000	1,977,901

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.758s, 2017		5,330,362	3,471,398

			13,533,243

Total senior loans (cost $380,884,603)			$364,620,157

CORPORATE BONDS AND NOTES (14.2%)(a)
		Principal amount	Value

Basic materials (1.7%)

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)		$1,000,000	$965,000

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes FRN 4.957s, 2014		850,000	726,750

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)		1,000,000	992,500

Lyondell Chemical Co. company guaranty sr. sec. loans 8s, 2017		135,000	146,475

Lyondell Chemical Co. sr. notes 11s, 2018		996,682	1,073,925

Momentive Performance Materials, Inc. company guaranty sr. notes 12 1/2s, 2014		1,000,000	1,050,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2012		700,000	724,500

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015		500,000	505,000

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes FRN Ser. B, 4.179s, 2014		1,000,000	630,000

Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes 11 1/2s, 2014		734,000	748,680

			7,562,830
Capital goods (1.5%)

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014		1,000,000	970,000

Berry Plastics Corp. company guaranty sr. notes FRN 5.153s, 2015		4,000,000	3,920,000

Ryerson Tull, Inc. company guaranty sr. notes FRN 7.804s, 2014		1,000,000	910,000

Tenneco, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015		725,000	746,750

			6,546,750
Communication services (2.6%)

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 7s, 2015		750,000	735,000

Cricket Communications, Inc. company guaranty sr. unsec. unsub. notes 10s, 2015		1,167,000	1,162,624

Crown Castle International Corp. sr. unsec. notes 9s, 2015		500,000	541,250

Digicel Group, Ltd. 144A sr. unsec. notes 12s, 2014 (Jamaica)		1,140,000	1,262,550

Frontier Communications Corp. sr. unsec. notes 7 7/8s, 2015		1,000,000	992,500

iPCS, Inc. company guaranty sr. notes FRN 2.554s, 2013		1,440,000	1,310,400

Kabel BW ERST Beteiligu 144A company guaranty sr. notes FRN 5.778s, 2018 (Germany)	EUR	1,250,000	1,617,863

Level 3 Financing, Inc. 144A company guaranty FRN 4.202s, 2015		$1,000,000	893,750

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015		1,750,000	1,540,000

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016		1,000,000	1,070,000

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013		500,000	528,750

			11,654,687
Consumer cyclicals (3.3%)

AMC Entertainment, Inc. sr. sub. notes 8s, 2014		750,000	725,625

American Casino & Entertainment Properties LLC sr. notes 11s, 2014		1,160,000	1,160,000

Aramark Corp. company guaranty sr. unsec. notes FRN 3.929s, 2015		1,000,000	942,500

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017		500,000	520,000

DISH DBS Corp. company guaranty 6 5/8s, 2014		750,000	777,188

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)		1,097,000	1,173,790

Ford Motor Credit Corp. sr. unsec. notes 12s, 2015		2,000,000	2,434,020

Hanesbrands, Inc. company guaranty sr. unsec. notes FRN Ser. B, 3.77s, 2014		1,045,000	1,039,775

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017		1,000,000	1,040,000

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014		500,000	546,250

MGM Resorts International sr. notes 10 3/8s, 2014		750,000	840,000

Nielsen Finance, LLC/Nielsen Finance Co. sr. notes 11 5/8s, 2014		652,000	743,280

Toys R Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013		1,000,000	1,006,250

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2014		1,000,000	1,042,500

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013		500,000	565,000

			14,556,178
Consumer staples (0.6%)

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. FRN 2.957s, 2014		1,000,000	915,000

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 8 3/8s, 2014		1,000,000	1,110,000

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014		500,000	556,250

			2,581,250
Energy (1.7%)

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013		500,000	500,000

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015		1,000,000	1,125,000

Forest Oil Corp. company guaranty sr. unsec. notes 8 1/2s, 2014		850,000	913,750

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014		1,000,000	1,010,000

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)		1,000,000	1,072,500

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018		750,000	802,500

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. FRN 3.997s, 2014		1,425,000	1,383,218

Whiting Petroleum Corp. company guaranty 7s, 2014		500,000	530,000

			7,336,968
Financials (1.3%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2014		1,000,000	950,000

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.526s, 2014		1,000,000	870,465

CIT Group, Inc. 144A company guaranty notes 5 1/4s, 2014		750,000	735,000

Citigroup, Inc. sub. notes 5s, 2014		750,000	750,366

Goldman Sachs Group LP sr. unsec. notes FRN 1.435s, 2014		1,500,000	1,432,109

Springleaf Finance Corp. sr. unsec. notes FRN Ser. MTN, 0.597s, 2011		1,000,000	998,894

USI Holdings Corp. 144A company guaranty sr. unsec. notes FRN 4.332s, 2014		190,000	171,950

			5,908,784
Health care (0.5%)

Health Management Associates, Inc. sr. notes 6 1/8s, 2016		500,000	508,750

Select Medical Holdings Corp. sr. unsec. notes FRN 6.267s, 2015		1,000,000	855,000

Tenet Healthcare Corp. sr. unsec. notes 7 3/8s, 2013		1,000,000	1,022,500

			2,386,250
Technology (0.2%)

L-3 Communications Corp. company guaranty Ser. B, 6 3/8s, 2015		1,000,000	1,021,250

			1,021,250
Utilities and power (0.8%)

AES Corp. (The) sr. unsec. unsub. notes 7 3/4s, 2014		750,000	796,875

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		1,500,000	1,410,000

GenOn Energy, Inc. sr. unsec. unsub. notes 7 5/8s, 2014		1,240,000	1,233,800

			3,440,675

Total corporate bonds and notes (cost $64,411,204)			$62,995,622

COMMON STOCKS (0.0%)(a)
		Shares	Value

Harry & David Holdings, Inc.(F)		305	$22,875

Total common stocks (cost $500,000)			$22,875

SHORT-TERM INVESTMENTS (2.9%)(a)
		Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from 0.092% to 0.096%, August 23, 2012(SEGSF)		$202,000	$201,856

U.S. Treasury Bills with an effective yield of 0.088%, May 3, 2012(SEGSF)		79,000	78,970

U.S. Treasury Bills with an effective yield of 0.066%, June 28, 2012(SEGSF)		120,000	119,954

U.S. Treasury Bills zero %, February 9, 2012(i)		121,000	121,000

Putnam Money Market Liquidity Fund 0.10%(e)		12,563,720	12,563,720

Total short-term investments (cost $13,085,500)			$13,085,500

TOTAL INVESTMENTS

Total investments (cost $458,881,307)(b)			$440,724,154

FORWARD CURRENCY CONTRACTS at 11/30/11 (aggregate face value $6,882,607) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Euro	Sell	12/21/11	$4,190,044	$4,276,859	$86,815
Royal Bank of Scotland PLC (The)
	Euro	Buy	12/21/11	807,396	818,260	(10,864)
State Street Bank and Trust Co.
	Euro	Buy	12/21/11	151,051	158,008	(6,957)
UBS AG
	Canadian Dollar	Buy	12/21/11	2,450	2,461	(11)
	Euro	Buy	12/21/11	1,548,135	1,593,516	(45,381)
Westpac Banking Corp.
	Canadian Dollar	Buy	12/21/11	34,597	33,503	1,094

Total						$24,696

CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/11 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

JPMorgan Chase Bank, N.A.
	DJ LCDX NA Series 16 Version 1 Index	—	$(7,500)	$2,970,000	6/20/16	(250 bp)	$(109,253)

	Total						$(109,253)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2011. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
FRN	Floating Rate Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2011 through November 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $444,963,219.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(b)	The aggregate identified cost on a tax basis is $459,295,027, resulting in gross unrealized appreciation and depreciation of $2,976,368 and $21,547,241, respectively, or net unrealized depreciation of $18,570,873.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $17,115 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $237,782,280 and $286,952,132, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $3,051,975 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $7,500,000 on forward currency contracts for the reporting period.
Credit default contracts: The fund enters into credit default contracts to hedge credit risk. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $164,966 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $99,974.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer staples	$—	$—	$22,875
Total common stocks	—	—	22,875
Corporate bonds and notes	—	62,995,622	—
Senior loans	—	364,620,157	—
Short-term investments	12,563,720	521,780	—

Totals by level	$12,563,720	$428,137,559	$22,875

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Credit default contracts	$—	$(101,753)	$—
Forward currency contracts	—	24,696	—

Totals by level	$—	$(77,057)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$—	$101,753
Foreign exchange contracts	87,909	63,213

Total	$87,909	$164,966

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments:

Putnam Global Consumer Fund

The fund's portfolio
11/30/11 (Unaudited)

COMMON STOCKS (96.6%)(a)
		Shares	Value

Airlines (1.4%)

Delta Air Lines, Inc.(NON)		14,660	$119,039

United Continental Holdings, Inc.(NON)(S)		5,470	98,296

			217,335
Auto components (0.9%)

Valeo SA (France)		3,225	142,237

			142,237
Automobiles (7.1%)

Fiat SpA (Italy)(S)		21,785	112,127

Ford Motor Co.(NON)		12,460	132,076

General Motors Co.(NON)		3,810	81,115

Nissan Motor Co., Ltd. (Japan)		41,500	380,997

Porsche Automobil Holding SE (Preference) (Germany)		2,135	129,886

Toyota Motor Corp. (Japan)		7,100	233,518

			1,069,719
Beverages (10.4%)

Anheuser-Busch InBev NV (Belgium)		7,926	474,113

Beam, Inc.		2,900	152,308

Carlsberg A/S Class B (Denmark)		1,927	141,504

Coca-Cola Co. (The)		2,510	168,747

Coca-Cola Enterprises, Inc.		12,820	334,858

Diageo PLC (United Kingdom)		13,315	284,827

			1,556,357
Building products (1.0%)

Fortune Brands Home & Security, Inc.(NON)		9,204	153,523

			153,523
Chemicals (0.8%)

Monsanto Co.		1,600	117,520

			117,520
Commercial services and supplies (1.0%)

Edenred (France)		5,355	142,819

			142,819
Diversified consumer services (0.9%)

Apollo Group, Inc. Class A(NON)		2,730	132,350

			132,350
Food and staples retail (4.1%)

Jeronimo Martins, SGPS, SA (Portugal)		10,830	197,689

Lawson, Inc. (Japan)		2,600	154,210

WM Morrison Supermarkets PLC (United Kingdom)		53,326	270,307

			622,206
Food products (8.8%)

BRF - Brasil Foods SA (Brazil)		3,000	58,562

Danone (France)		5,222	345,384

Kerry Group PLC Class A (Ireland)		7,610	284,896

Mead Johnson Nutrition Co. Class A		1,870	140,923

Nestle SA (Switzerland)		5,520	309,687

Toyo Suisan Kaisha, Ltd. (Japan)		3,000	73,690

Zhongpin, Inc. (China)(NON)		12,000	113,040

			1,326,182
Hotels, restaurants, and leisure (6.7%)

Arcos Dorados Holdings, Inc. Class A (Argentina)		11,770	257,998

Asia Entertainment & Resources, Ltd. (Hong Kong)(S)		27,110	169,438

Compass Group PLC (United Kingdom)		26,439	244,996

Home Inns & Hotels Management, Inc. ADR (China)(NON)		2,850	88,521

Wyndham Worldwide Corp.		6,928	245,598

			1,006,551
Household durables (0.6%)

Sharp Corp. (Japan)		9,000	92,042

			92,042
Household products (7.2%)

Colgate-Palmolive Co.		3,110	284,565

Henkel AG & Co. KGaA (Preference) (Germany)		3,039	180,416

Procter & Gamble Co. (The)		9,469	611,413

			1,076,394
Internet and catalog retail (2.4%)

Priceline.com, Inc.(NON)		580	281,816

Rakuten, Inc. (Japan)		80	85,635

			367,451
Internet software and services (0.4%)

Tencent Holdings, Ltd. (China)		2,900	56,643

			56,643
Leisure equipment and products (1.6%)

Hasbro, Inc.		6,560	234,914

			234,914
Machinery (1.5%)

Stanley Black & Decker, Inc.		3,500	229,005

			229,005
Media (10.1%)

British Sky Broadcasting Group PLC (United Kingdom)		15,201	183,499

Interpublic Group of Companies, Inc. (The)		26,120	245,006

Kabel Deutschland Holding AG (Germany)(NON)		4	222

Pearson PLC (United Kingdom)		15,091	273,810

Perform Group PLC (United Kingdom)(NON)		27,412	91,348

Time Warner, Inc.		7,620	265,328

Trinity Mirror PLC (United Kingdom)(NON)		212,308	160,043

WPP PLC (Ireland)		28,707	301,125

			1,520,381
Multiline retail (4.0%)

Dollar General Corp.(NON)		4,570	185,405

Target Corp.		8,020	422,654

			608,059
Real estate management and development (2.2%)

BR Malls Participacoes SA (Brazil)		14,300	144,791

Daito Trust Construction Co., Ltd. (Japan)		2,000	178,490

			323,281
Road and rail (1.0%)

Hertz Global Holdings, Inc.(NON)		12,800	144,768

			144,768
Software (0.2%)

Perfect World Co., Ltd. ADR (China)(NON)		3,430	35,844

			35,844
Specialty retail (11.2%)

Bed Bath & Beyond, Inc.(NON)		7,040	425,990

Best Buy Co., Inc.		7,420	201,008

Cia Hering (Brazil)		5,600	118,605

Kingfisher PLC (United Kingdom)		62,920	253,709

Lowe's Cos., Inc.		6,860	164,709

Signet Jewelers, Ltd. (Bermuda)		4,090	181,105

Staples, Inc.		16,840	242,664

Urban Outfitters, Inc.(NON)		3,330	89,843

			1,677,633
Textiles, apparel, and luxury goods (1.6%)

Christian Dior SA (France)		1,838	238,008

			238,008
Tobacco (9.5%)

British American Tobacco (BAT) PLC (United Kingdom)		2,842	131,988

Imperial Tobacco Group PLC (United Kingdom)		6,990	251,669

Japan Tobacco, Inc. (Japan)		85	405,367

Philip Morris International, Inc.		8,380	638,890

			1,427,914

Total common stocks (cost $13,591,829)			$14,519,136

CONVERTIBLE BONDS AND NOTES (0.8%)(a)
		Principal amount	Value

TUI Travel PLC cv. sr. unsec. unsub. bonds 6s, 2014 (United Kingdom)	GBP	100,000	$127,240

Total convertible bonds and notes (cost $137,266)			$127,240

SHORT-TERM INVESTMENTS (4.0%)(a)
		Shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)		272,791	$272,791

Putnam Money Market Liquidity Fund 0.10%(e)		332,619	332,619

Total short-term investments (cost $605,410)			$605,410

TOTAL INVESTMENTS

Total investments (cost $14,334,505)(b)			$15,251,786

FORWARD CURRENCY CONTRACTS at 11/30/11 (aggregate face value $7,066,098) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	12/21/11	$116,119	$116,683	$(564)
	British Pound	Sell	12/21/11	475,283	482,627	7,344
	Euro	Sell	12/21/11	81,035	82,226	1,191
	Swiss Franc	Sell	12/21/11	48,981	50,833	1,852
Barclays Bank PLC
	Australian Dollar	Buy	12/21/11	43,110	43,311	(201)
	British Pound	Sell	12/21/11	177,211	179,942	2,731
	Euro	Sell	12/21/11	120,545	122,707	2,162
	Hong Kong Dollar	Buy	12/21/11	206,104	206,115	(11)
	Japanese Yen	Buy	12/21/11	129,357	128,583	774
	Singapore Dollar	Buy	12/21/11	29,743	29,969	(226)
	Swedish Krona	Buy	12/21/11	39,774	40,942	(1,168)
Citibank, N.A.
	British Pound	Sell	12/21/11	126,041	127,958	1,917
	Danish Krone	Sell	12/21/11	96,949	99,729	2,780
	Euro	Sell	12/21/11	82,379	82,515	136
	Hong Kong Dollar	Sell	12/21/11	105,530	105,538	8
	Swiss Franc	Buy	12/21/11	201,183	208,694	(7,511)
Credit Suisse AG
	Australian Dollar	Buy	12/21/11	108,644	109,052	(408)
	British Pound	Buy	12/21/11	11,458	11,640	(182)
	Euro	Sell	12/21/11	32,118	32,689	571
	Japanese Yen	Sell	12/21/11	188,299	187,197	(1,102)
	Norwegian Krone	Sell	12/21/11	29,671	30,495	824
	Swiss Franc	Buy	12/21/11	93,140	96,494	(3,354)
Deutsche Bank AG
	British Pound	Sell	12/21/11	10,360	10,524	164
	Euro	Sell	12/21/11	244,181	248,566	4,385
	Swedish Krona	Buy	12/21/11	43,667	44,916	(1,249)
	Swiss Franc	Buy	12/21/11	30,791	31,896	(1,105)
Goldman Sachs International
	British Pound	Buy	12/21/11	247,687	251,611	(3,924)
	Euro	Sell	12/21/11	175,106	178,258	3,152
	Japanese Yen	Buy	12/21/11	134,906	134,048	858
	Norwegian Krone	Sell	12/21/11	92,955	95,484	2,529
HSBC Bank USA, National Association
	Australian Dollar	Buy	12/21/11	45,772	45,899	(127)
	British Pound	Sell	12/21/11	83,818	85,120	1,302
	Euro	Buy	12/21/11	77,138	78,511	(1,373)
	Hong Kong Dollar	Sell	12/21/11	4,724	4,724	—
	Singapore Dollar	Buy	12/21/11	10,617	10,698	(81)
	Swiss Franc	Buy	12/21/11	33,969	35,214	(1,245)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	12/21/11	91,749	92,179	430
	British Pound	Buy	12/21/11	147,545	149,846	(2,301)
	Canadian Dollar	Buy	12/21/11	50,279	50,474	(195)
	Euro	Sell	12/21/11	79,019	80,403	1,384
	Hong Kong Dollar	Sell	12/21/11	42,415	42,419	4
	Japanese Yen	Sell	12/21/11	219,409	218,008	(1,401)
	Norwegian Krone	Buy	12/21/11	122,367	125,708	(3,341)
	Singapore Dollar	Buy	12/21/11	40,594	40,916	(322)
	Swedish Krona	Buy	12/21/11	49,743	51,200	(1,457)
	Swiss Franc	Buy	12/21/11	67,061	69,470	(2,409)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	12/21/11	37,580	37,687	(107)
	British Pound	Sell	12/21/11	222,730	225,789	3,059
	Canadian Dollar	Sell	12/21/11	10,977	11,014	37
	Euro	Sell	12/21/11	88,561	90,132	1,571
	Japanese Yen	Sell	12/21/11	146,910	145,210	(1,700)
	Swiss Franc	Buy	12/21/11	57,747	59,905	(2,158)
State Street Bank and Trust Co.
	Canadian Dollar	Buy	12/21/11	102,714	103,079	(365)
	Euro	Sell	12/21/11	93,399	95,024	1,625
UBS AG
	Australian Dollar	Buy	12/21/11	16,179	16,258	(79)
	British Pound	Sell	12/21/11	405,121	411,851	6,730
	Euro	Buy	12/21/11	375,342	381,283	(5,941)
	Swiss Franc	Buy	12/21/11	44,269	45,916	(1,647)
Westpac Banking Corp.
	Australian Dollar	Buy	12/21/11	28,569	28,714	(145)
	British Pound	Buy	12/21/11	84,289	85,587	(1,298)
	Canadian Dollar	Buy	12/21/11	67,039	67,369	(330)
	Euro	Buy	12/21/11	186,798	190,151	(3,353)
	Japanese Yen	Buy	12/21/11	321,009	319,098	1,911

Total						$(949)

Key to holding's currency abbreviations
GBP	British Pound
Key to holding's abbreviations
ADR	American Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through November 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $15,031,476.
(b)	The aggregate identified cost on a tax basis is $14,343,952, resulting in gross unrealized appreciation and depreciation of $1,943,468 and $1,035,634, respectively, or net unrealized appreciation of $907,834.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $277,727. The fund received cash collateral of $272,791 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $53 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $633,174 and $480,082, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $31,201 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	45.9%
	United Kingdom	15.2
	Japan	10.7
	France	5.8
	Ireland	3.9
	Belgium	3.2
	Brazil	2.2
	Germany	2.1
	Switzerland	2.1
	China	2.0
	Argentina	1.7
	Portugal	1.3
	Bermuda	1.2
	Hong Kong	1.1
	Denmark	0.9
	Italy	0.7

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $21,605 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$4,166,143	$2,923,202	$—
Consumer staples	2,503,306	3,505,747	—
Financials	144,791	178,490	—
Industrials	744,631	142,819	—
Information technology	35,844	56,643	—
Materials	117,520	—	—
Total common stocks	7,712,235	6,806,901	—
Convertible bonds and notes	—	127,240	—
Short-term investments	332,619	272,791	—

Totals by level	$8,044,854	$7,206,932	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(949)	$—

Totals by level	$—	$(949)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$51,431	$52,380

Total	$51,431	$52,380

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments:

Putnam Global Energy Fund

The fund's portfolio
11/30/11 (Unaudited)

COMMON STOCKS (97.6%)(a)
	Shares	Value

Construction and engineering (1.0%)

Fluor Corp.	1,700	$93,194

KBR, Inc.	3,400	98,260

		191,454
Energy equipment and services (15.3%)

Baker Hughes, Inc.	9,800	535,178

Cameron International Corp.(NON)	3,600	194,364

Key Energy Services, Inc.(NON)	6,200	93,620

National Oilwell Varco, Inc.	4,900	351,330

Oil States International, Inc.(NON)	1,100	82,775

Schlumberger, Ltd.	11,750	885,127

Seadrill, Ltd. (Norway)	9,038	315,670

Technip SA (France)	4,591	438,749

		2,896,813
Metals and mining (0.5%)

Walter Energy, Inc.	1,400	100,380

		100,380
Oil, gas, and consumable fuels (80.8%)

Apache Corp.	5,400	536,976

BG Group PLC (United Kingdom)	45,215	970,943

BP PLC (United Kingdom)	60,402	439,477

Cairn Energy PLC (United Kingdom)(NON)	46,589	200,421

Canadian Natural Resources, Ltd. (Canada)	16,900	634,869

Chevron Corp.	11,797	1,212,967

CNOOC, Ltd. (China)	51,000	98,362

Cobalt International Energy, Inc.(NON)	10,248	109,551

CONSOL Energy, Inc.	5,100	212,364

Devon Energy Corp.	3,400	222,564

Exxon Mobil Corp.	34,698	2,791,106

Gazprom OAO ADR (Russia)	19,392	224,672

Hess Corp.	7,900	475,738

Inpex Corp. (Japan)	76	510,923

Kosmos Energy, Ltd.(NON)	7,995	107,693

Linn Energy, LLC (Units)	2,480	90,297

Marathon Oil Corp.	20,400	570,384

Newfield Exploration Co.(NON)	4,100	187,780

Nexen, Inc. (Canada)	16,654	277,458

Noble Energy, Inc.	4,900	482,111

Occidental Petroleum Corp.	4,329	428,138

OGX Petroleo e Gas Participacoes SA (Brazil)(NON)	11,900	91,865

Petroleo Brasileiro SA ADR (Preference) (Brazil)(S)	5,000	125,350

Rosetta Resources, Inc.(NON)(S)	1,100	59,774

Royal Dutch Shell PLC Class A (United Kingdom)	30,469	1,068,578

Royal Dutch Shell PLC Class A (United Kingdom)	23,328	811,170

Santos, Ltd. (Australia)	14,667	203,932

Saras SpA (Italy)(NON)	59,204	93,131

Southwestern Energy Co.(NON)	10,100	384,305

Swift Energy Co.(NON)(S)	3,300	96,987

Total SA (France)	18,971	979,924

Tullow Oil PLC (United Kingdom)	26,851	587,073

		15,286,883

Total common stocks (cost $17,593,731)		$18,475,530

SHORT-TERM INVESTMENTS (3.4%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	171,131	$171,131

Putnam Money Market Liquidity Fund 0.10%(e)	464,086	464,086

Total short-term investments (cost $635,217)		$635,217

TOTAL INVESTMENTS

Total investments (cost $18,228,948)(b)		$19,110,747

FORWARD CURRENCY CONTRACTS at 11/30/11 (aggregate face value $6,908,822) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	12/21/11	$18,910	$19,036	$(126)
	British Pound	Sell	12/21/11	224,500	227,925	3,425
	Canadian Dollar	Buy	12/21/11	396,130	397,905	(1,775)
	Euro	Sell	12/21/11	30,678	31,177	499
Barclays Bank PLC
	British Pound	Sell	12/21/11	183,211	185,999	2,788
	Canadian Dollar	Buy	12/21/11	134,951	135,556	(605)
	Euro	Buy	12/21/11	52,879	53,761	(882)
	Japanese Yen	Buy	12/21/11	51,233	50,949	284
Citibank, N.A.
	Australian Dollar	Buy	12/21/11	27,395	27,570	(175)
	British Pound	Buy	12/21/11	510,072	517,730	(7,658)
	Canadian Dollar	Buy	12/21/11	163,568	164,243	(675)
	Euro	Buy	12/21/11	28,794	29,245	(451)
	Hong Kong Dollar	Sell	12/21/11	101,074	101,135	61
	Swiss Franc	Buy	12/21/11	101,506	105,029	(3,523)
Credit Suisse AG
	Australian Dollar	Sell	12/21/11	19,217	19,323	106
	British Pound	Sell	12/21/11	518,391	526,517	8,126
	Canadian Dollar	Buy	12/21/11	69,288	69,662	(374)
	Euro	Buy	12/21/11	128,498	130,619	(2,121)
	Japanese Yen	Buy	12/21/11	106,233	105,659	574
	Norwegian Krone	Sell	12/21/11	45,331	46,488	1,157
Deutsche Bank AG
	Australian Dollar	Buy	12/21/11	49,474	49,705	(231)
	Canadian Dollar	Sell	12/21/11	2,450	2,460	10
	Euro	Buy	12/21/11	11,706	11,902	(196)
Goldman Sachs International
	Australian Dollar	Buy	12/21/11	20,341	20,479	(138)
	British Pound	Buy	12/21/11	83,206	84,508	(1,302)
	Canadian Dollar	Sell	12/21/11	330,663	332,108	1,445
	Euro	Buy	12/21/11	346,338	352,139	(5,801)
	Japanese Yen	Sell	12/21/11	230,562	229,198	(1,364)
	Norwegian Krone	Sell	12/21/11	82,414	84,472	2,058
HSBC Bank USA, National Association
	British Pound	Sell	12/21/11	186,665	189,527	2,862
	Hong Kong Dollar	Buy	12/21/11	40,167	40,189	(22)
	Norwegian Krone	Sell	12/21/11	33,392	34,246	854
JPMorgan Chase Bank, N.A.
	British Pound	Sell	12/21/11	33,440	35,216	1,776
	Canadian Dollar	Buy	12/21/11	389,662	393,498	(3,836)
	Euro	Sell	12/21/11	325,348	330,635	5,287
	Japanese Yen	Buy	12/21/11	127,049	126,294	755
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	12/21/11	74,926	75,272	(346)
	British Pound	Sell	12/21/11	16,955	17,212	257
	Canadian Dollar	Buy	12/21/11	290,874	291,867	(993)
	Euro	Sell	12/21/11	131,592	133,762	2,170
	Japanese Yen	Sell	12/21/11	96,645	96,057	(588)
	Swiss Franc	Sell	12/21/11	59,871	61,951	2,080
State Street Bank and Trust Co.
	Canadian Dollar	Buy	12/21/11	39,593	39,736	(143)
	Euro	Buy	12/21/11	27,314	27,755	(441)
UBS AG
	Australian Dollar	Buy	12/21/11	7,769	7,820	(51)
	British Pound	Sell	12/21/11	193,730	197,004	3,274
	Canadian Dollar	Sell	12/21/11	17,837	17,913	76
	Euro	Buy	12/21/11	49,919	50,742	(823)
	Norwegian Krone	Buy	12/21/11	183,195	187,857	(4,662)
	Swiss Franc	Buy	12/21/11	48,995	50,689	(1,694)
Westpac Banking Corp.
	Australian Dollar	Buy	12/21/11	47,532	47,856	(324)
	British Pound	Buy	12/21/11	20,095	20,401	(306)
	Canadian Dollar	Buy	12/21/11	117,996	118,586	(590)
	Euro	Buy	12/21/11	27,987	28,454	(467)
	Japanese Yen	Sell	12/21/11	176,758	175,784	(974)

Total						$(3,733)

Key to holding's abbreviations
ADR	American Depository Receipts
OAO	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through November 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $18,934,744.
(b)	The aggregate identified cost on a tax basis is $18,296,344, resulting in gross unrealized appreciation and depreciation of $1,252,181 and $437,778, respectively, or net unrealized appreciation of $814,403.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $162,565. The fund received cash collateral of $171,131 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $79 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,201,052 and $1,126,645, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $36,954 to cover certain derivatives contracts.
	ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	57.4%
	United Kingdom	21.5
	France	7.5
	Canada	4.8
	Japan	2.7
	Norway	1.7
	Russia	1.2
	Brazil	1.1
	Australia	1.1
	China	0.5
	Italy	0.5

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $25,066 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Energy	$11,240,671	$6,943,025	$—
Industrials	191,454	—	—
Materials	100,380	—	—
Total common stocks	11,532,505	6,943,025	—
Short-term investments	$464,086	$171,131	$—

Totals by level	$11,996,591	$7,114,156	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts		(3,733)

Totals by level	$—	$(3,733)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$39,924	$43,657

Total	$39,924	$43,657

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments:

Putnam Global Financials Fund

The fund's portfolio
11/30/11 (Unaudited)

COMMON STOCKS (95.9%)(a)
			Shares	Value

Capital markets (11.5%)

Apollo Global Management, LLC. Class A			1,400	$17,528

BlackRock, Inc.			662	113,890

Blackstone Group LP (The)			3,200	43,936

Deutsche Bank AG (Germany)			1,776	68,726

Fortress Investment Group LLC Class A(NON)			7,100	24,140

Franklin Resources, Inc.			900	90,738

Goldman Sachs Group, Inc. (The)			1,387	132,958

Julius Baer Group, Ltd. (Switzerland)(NON)			2,599	93,018

Macquarie Group, Ltd. (Australia)			3,320	83,046

Morgan Stanley			4,616	68,271

Schroders PLC (United Kingdom)			5,966	126,377

State Street Corp.			4,100	162,565

				1,025,193
Commercial banks (37.0%)

Australia & New Zealand Banking Group, Ltd. (Australia)			11,629	245,796

Banco Bradesco SA (Preference) (Brazil)			6,700	109,780

Barclays PLC (United Kingdom)			54,603	157,215

BNP Paribas SA (France)			1,011	40,567

BOC Hong Kong Holdings, Ltd. (Hong Kong)			22,500	51,659

China Construction Bank Corp. (China)			215,000	153,301

Comerica, Inc.			2,100	52,962

DBS Group Holdings, Ltd. (Singapore)			16,487	164,232

DnB NOR ASA (Norway)			9,004	92,229

Fifth Third Bancorp			13,600	164,424

HSBC Holdings PLC (London Exchange) (United Kingdom)			14,022	109,419

Industrial and Commercial Bank of China, Ltd. (China)			243,000	144,106

Itau Unibanco Holding SA ADR (Preference) (Brazil)			6,300	112,140

Kasikornbank PCL NVDR (Thailand)			10,100	38,859

KB Financial Group, Inc. (South Korea)			1,461	50,841

Mitsubishi UFJ Financial Group, Inc. (Japan)			57,600	250,321

National Australia Bank, Ltd. (Australia)			5,617	139,887

National Bank of Canada (Canada)			1,183	76,956

PNC Financial Services Group, Inc.			1,050	56,921

Popular, Inc. (Puerto Rico)(NON)			19,400	28,906

Sberbank of Russia ADR (Russia)(NON)			8,110	99,066

Standard Chartered PLC (United Kingdom)			9,384	205,021

Swedbank AB Class A (Sweden)			6,870	91,869

Toronto-Dominion Bank (Canada)			2,441	174,733

Turkiye Garanti Bankasi AS (Turkey)			18,375	63,056

Wells Fargo & Co.			15,891	410,941

				3,285,207
Consumer finance (1.3%)

Discover Financial Services			4,899	116,694

				116,694
Diversified financial services (10.5%)

Bank of America Corp.			9,500	51,680

BGP Holdings PLC (Malta)(F)			82,319	111

Citigroup, Inc.			13,470	370,156

ING Groep NV GDR (Netherlands)(NON)			13,612	106,144

JPMorgan Chase & Co.			6,947	215,149

ORIX Corp. (Japan)			1,650	138,958

Warsaw Stock Exchange (Poland)			4,752	55,260

				937,458
Household durables (0.5%)

Persimmon PLC (United Kingdom)			5,593	43,425

				43,425
Insurance (22.8%)

ACE, Ltd.			1,700	118,201

Aflac, Inc.			3,388	147,174

AIA Group, Ltd. (Hong Kong)			46,200	145,256

Allianz SE (Germany)			1,610	166,813

AXA SA (France)			7,653	111,316

Brown & Brown, Inc.			1,900	39,634

Employers Holdings, Inc.			2,700	46,899

Intact Financial Corp. (Canada)			2,512	140,158

Marsh & McLennan Cos., Inc.			4,400	132,836

MetLife, Inc.			4,900	154,252

Old Mutual PLC (United Kingdom)			26,311	47,128

Ping An Insurance (Group) Co. of China, Ltd. (China)			10,000	69,421

Progressive Corp. (The)			5,500	103,730

Prudential Financial, Inc.			2,637	133,538

Prudential PLC (United Kingdom)			15,112	148,856

SCOR (France)			4,167	99,581

Swiss Reinsurance Co., Ltd. (Switzerland)(NON)			2,619	137,923

XL Group PLC			4,172	86,027

				2,028,743
Real estate investment trusts (REITs) (6.8%)

American Capital Agency Corp.(R)			1,300	37,297

CreXus Investment Corp.(R)			4,500	43,920

Digital Realty Trust, Inc.(R)			1,875	119,063

MFA Financial, Inc.(R)			6,600	45,408

ProLogis, Inc.(R)			5,008	139,323

Simon Property Group, Inc.(R)			1,309	162,761

Westfield Retail Trust (Australia)(R)			20,712	55,309

				603,081
Real estate management and development (5.5%)

CBRE Group, Inc.(NON)			3,900	65,559

Henderson Land Development Co., Ltd. (Hong Kong)			27,360	136,327

Mitsubishi Estate Co., Ltd. (Japan)			10,000	167,403

Mitsui Fudosan Co., Ltd. (Japan)			6,000	97,445

Savills PLC (United Kingdom)			4,014	20,205

				486,939

Total common stocks (cost $9,160,168)				$8,526,740

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

JPMorgan Chase & Co.(W)	10/28/18	$42.42	1,309	$11,441

Total warrants (cost $14,072)				$11,441

SHORT-TERM INVESTMENTS (4.3%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund 0.10%(e)			379,949	$379,949

Total short-term investments (cost $379,949)				$379,949

TOTAL INVESTMENTS

Total investments (cost $9,554,189)(b)				$8,918,130

FORWARD CURRENCY CONTRACTS at 11/30/11 (aggregate face value $3,189,782) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Australian Dollar	Buy	12/21/11	$8,909	$8,950	$(41)
	British Pound	Sell	12/21/11	3,924	3,792	(132)
	Canadian Dollar	Buy	12/21/11	135,939	136,540	(601)
	Euro	Buy	12/21/11	150,648	153,349	(2,701)
	Hong Kong Dollar	Sell	12/21/11	21,935	22,037	102
	Japanese Yen	Buy	12/21/11	32,207	32,014	193
	Norwegian Krone	Buy	12/21/11	32,022	29,100	2,922
	Swedish Krona	Buy	12/21/11	19,776	20,357	(581)
	Swiss Franc	Buy	12/21/11	37,037	38,346	(1,309)
Citibank, N.A.
	British Pound	Buy	12/21/11	116,937	118,716	(1,779)
	Canadian Dollar	Buy	12/21/11	11,761	11,809	(48)
	Danish Krone	Buy	12/21/11	20,781	21,377	(596)
	Euro	Sell	12/21/11	108,181	108,900	719
	Hong Kong Dollar	Sell	12/21/11	227,704	227,722	18
	Norwegian Krone	Sell	12/21/11	22,668	23,298	630
	Singapore Dollar	Buy	12/21/11	4,684	4,178	506
	Swiss Franc	Sell	12/21/11	62,130	64,449	2,319
Credit Suisse AG
	Australian Dollar	Buy	12/21/11	59,800	60,025	(225)
	British Pound	Sell	12/21/11	33,119	33,645	526
	Canadian Dollar	Buy	12/21/11	96,735	97,110	(375)
	Euro	Sell	12/21/11	31,178	31,732	554
	Japanese Yen	Buy	12/21/11	18,108	18,002	106
	Norwegian Krone	Sell	12/21/11	10,980	11,284	304
	Swiss Franc	Buy	12/21/11	438	454	(16)
Deutsche Bank AG
	Australian Dollar	Buy	12/21/11	54,168	54,392	(224)
	British Pound	Buy	12/21/11	16,952	17,221	(269)
	Euro	Buy	12/21/11	64,640	65,801	(1,161)
	Japanese Yen	Buy	12/21/11	43,900	43,617	283
	Swedish Krona	Sell	12/21/11	5,265	5,415	150
	Swiss Franc	Buy	12/21/11	34,845	36,095	(1,250)
Goldman Sachs International
	British Pound	Sell	12/21/11	5,337	5,421	84
	Euro	Buy	12/21/11	45,020	46,124	(1,104)
	Japanese Yen	Buy	12/21/11	84,500	83,962	538
	Norwegian Krone	Sell	12/21/11	41,256	42,379	1,123
	Swedish Krona	Buy	12/21/11	17,343	17,854	(511)
	Swiss Franc	Buy	12/21/11	12,163	13,823	(1,660)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	12/21/11	66,866	67,179	(313)
	British Pound	Sell	12/21/11	19,777	20,086	309
	Canadian Dollar	Buy	12/21/11	136,625	137,663	(1,038)
	Euro	Buy	12/21/11	73,106	74,386	(1,280)
	Hong Kong Dollar	Sell	12/21/11	85,886	85,894	8
	Japanese Yen	Sell	12/21/11	95,155	94,547	(608)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	12/21/11	99,428	99,712	(284)
	British Pound	Buy	12/21/11	33,747	34,387	(640)
	Canadian Dollar	Sell	12/21/11	9,017	9,047	30
	Euro	Buy	12/21/11	298,204	303,495	(5,291)
	Israeli Shekel	Buy	12/21/11	5,111	5,242	(131)
	Japanese Yen	Buy	12/21/11	50,778	50,447	331
	Swiss Franc	Buy	12/21/11	31,229	32,396	(1,167)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	12/21/11	36,460	36,589	129
	Euro	Buy	12/21/11	42,063	42,795	(732)
	Israeli Shekel	Buy	12/21/11	5,137	5,266	(129)
	Swedish Krona	Buy	12/21/11	16,443	16,930	(487)
UBS AG
	Australian Dollar	Sell	12/21/11	2,458	232	(2,226)
	British Pound	Sell	12/21/11	133,575	135,687	2,112
	Canadian Dollar	Sell	12/21/11	4,998	5,020	22
	Euro	Buy	12/21/11	19,486	20,343	(857)
	Israeli Shekel	Buy	12/21/11	5,137	5,264	(127)
	Norwegian Krone	Sell	12/21/11	16,184	16,632	448
	Swiss Franc	Buy	12/21/11	27,504	28,527	(1,023)
Westpac Banking Corp.
	Australian Dollar	Buy	12/21/11	23,347	23,465	(118)
	British Pound	Sell	12/21/11	1,884	1,913	29
	Canadian Dollar	Buy	12/21/11	53,709	53,974	(265)
	Euro	Sell	12/21/11	55,099	56,088	989
	Japanese Yen	Sell	12/21/11	17,389	17,286	(103)

Total						$(15,918)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/11 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
baskets	826	4/9/12	(1 month USD-LIBOR-BBA plus 40 bps)	A basket (GSCBPBAT) of common stocks	$(206)

Total					$(206)

Key to holding's abbreviations
ADR	American Depository Receipts
GDR	Global Depository Receipts
NVDR	Non-voting Depository Receipt

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 30, 2011 through November 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $8,890,076.
(b)	The aggregate identified cost on a tax basis is $9,647,942, resulting in gross unrealized appreciation and depreciation of $142,568 and $872,380, respectively, or net unrealized depreciation of $729,812.
(NON)	Non-income-producing security.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $65 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,213,052 and $1,104,596, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
	At the close of the reporting period, the fund maintained liquid assets totaling $34,585 to cover certain derivatives contracts.
	ADR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	45.5%
	United Kingdom	9.6
	Japan	7.3
	Australia	5.9
	Canada	4.4
	China	4.1
	Hong Kong	3.8
	France	2.8
	Germany	2.6
	Switzerland	2.6
	Brazil	2.5
	Singapore	1.9
	Netherlands	1.2
	Russia	1.1
	Norway	1.0
	Sweden	1.0
	Turkey	0.7
	Poland	0.6
	South Korea	0.6
	Other	0.8

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge exposures back to benchmark. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $17,878 on total return swap contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $19,299 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$—	$43,425	$—
Financials	4,311,248	4,171,956	111
Total common stocks	4,311,248	4,215,381	111
Warrants	$11,441	$—	$—
Short-term investments	379,949	—	—

Totals by level	$4,702,638	$4,215,381	$111

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts		(15,918)
Total return swap contracts	—	(206)	—

Totals by level	$—	$(16,124)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$15,484	$31,402
Equity contracts	11,441	206

Total	$26,925	$31,608

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments:

Putnam Global Industrials Fund

The fund's portfolio
11/30/11 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value

Aerospace and defense (28.2%)

Embraer SA ADR (Brazil)	38,154	$973,690

Honeywell International, Inc.	14,128	765,031

L-3 Communications Holdings, Inc.	1,854	122,920

MTU Aero Engines Holding AG (Germany)	3,409	217,980

Northrop Grumman Corp.	3,819	217,950

Precision Castparts Corp.	1,588	261,623

Safran SA (France)	1,799	53,316

Textron, Inc.	1,200	23,316

United Technologies Corp.	5,527	423,368

		3,059,194
Air freight and logistics (1.0%)

Deutsche Post AG (Germany)	7,019	106,033

		106,033
Airlines (1.1%)

US Airways Group, Inc.(NON)	26,500	125,080

		125,080
Auto components (1.7%)

Aisin Seiki Co., Ltd. (Japan)	1,800	54,232

Johnson Controls, Inc.	4,300	135,364

		189,596
Automobiles (0.5%)

Fiat SpA (Italy)(S)	11,507	59,226

		59,226
Commercial services and supplies (0.1%)

Iron Mountain, Inc.	463	14,061

		14,061
Construction and engineering (3.0%)

Daelim Industrial Co., Ltd. (South Korea)	806	71,232

Fluor Corp.	1,600	87,712

JGC Corp. (Japan)	3,000	75,385

KEPCO Engineering & Construction Co., Inc. (South Korea)	1,153	90,198

		324,527
Construction materials (0.4%)

China Shanshui Cement Group, Ltd. (China)	63,000	46,448

		46,448
Electrical equipment (7.0%)

Cooper Industries PLC	985	54,697

Hubbell, Inc. Class B	1,700	111,214

Mitsubishi Electric Corp. (Japan)	31,000	296,162

Schneider Electric SA (France)	3,634	206,132

Sensata Technologies Holding NV (Netherlands)(NON)	2,219	69,344

Sun King Power Electronics Group (China)(NON)	282,000	19,579

		757,128
Electronic equipment, instruments, and components (1.9%)

Hollysys Automation Technologies, Ltd. (China)(NON)(S)	3,100	27,435

Yokogawa Electric Corp. (Japan)(NON)	18,800	178,621

		206,056
Independent power producers and energy traders (0.3%)

China WindPower Group, Ltd. (China)(NON)	680,000	29,776

		29,776
Industrial conglomerates (20.7%)

General Electric Co.	43,260	688,267

Siemens AG (Germany)	6,404	646,298

Tyco International, Ltd.	19,037	913,015

		2,247,580
IT Services (0.3%)

Mantech International Corp. Class A	1,000	33,800

		33,800
Machinery (29.8%)

China National Materials Co., Ltd. (China)	72,000	29,131

Cummins, Inc.	990	95,367

Dover Corp.	1,000	54,970

Eaton Corp.	3,887	174,565

Fiat Industrial SpA (Italy)(NON)	51,625	462,471

Flowserve Corp.	400	41,108

Hitachi Construction Machinery Co., Ltd. (Japan)(S)	3,900	69,277

Illinois Tool Works, Inc.	1,008	45,804

Ingersoll-Rand PLC	392	12,983

Invensys PLC (United Kingdom)	26,821	85,915

Joy Global, Inc.	2,335	213,139

Meritor, Inc.(NON)	19,200	114,240

Metso Corp. OYJ (Finland)	7,065	282,319

Parker Hannifin Corp.	8,992	744,358

SPX Corp.	1,459	92,501

Sumitomo Heavy Industries, Ltd. (Japan)	32,000	195,118

Terex Corp.(NON)	4,975	74,493

Timken Co.	6,142	258,025

Zardoya Otis SA (Spain)	12,903	181,727

		3,227,511
Road and rail (0.5%)

Swift Transportation Co.(NON)	5,789	49,322

		49,322
Semiconductors and semiconductor equipment (0.2%)

First Solar, Inc.(NON)(S)	400	19,144

		19,144
Trading companies and distributors (2.0%)

Mitsui & Co., Ltd. (Japan)	13,400	211,464

		211,464

Total common stocks (cost $10,813,405)		$10,705,946

SHORT-TERM INVESTMENTS (2.9%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	153,191	$153,191

Putnam Money Market Liquidity Fund 0.10%(e)	163,835	163,835

Total short-term investments (cost $317,026)		$317,026

TOTAL INVESTMENTS

Total investments (cost $11,130,431)(b)		$11,022,972

FORWARD CURRENCY CONTRACTS at 11/30/11 (aggregate face value $8,300,401) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	12/21/11	$41,574	$41,775	$(201)
	British Pound	Sell	12/21/11	17,423	17,692	269
	Canadian Dollar	Buy	12/21/11	53,219	53,454	(235)
	Euro	Buy	12/21/11	148,901	151,508	(2,607)
	Norwegian Krone	Buy	12/21/11	6,190	6,362	(172)
	Singapore Dollar	Buy	12/21/11	45,746	46,068	(322)
	Swedish Krona	Buy	12/21/11	244,540	251,754	(7,214)
	Swiss Franc	Sell	12/21/11	43,064	44,692	1,628
Barclays Bank PLC
	Australian Dollar	Buy	12/21/11	39,833	40,019	(186)
	British Pound	Buy	12/21/11	94,178	95,629	(1,451)
	Canadian Dollar	Buy	12/21/11	46,555	46,760	(205)
	Euro	Buy	12/21/11	68,000	69,219	(1,219)
	Hong Kong Dollar	Sell	12/21/11	27,380	27,382	2
	Japanese Yen	Sell	12/21/11	195,134	193,963	(1,171)
	Swedish Krona	Sell	12/21/11	49,182	50,627	1,445
	Swiss Franc	Sell	12/21/11	50,186	51,960	1,774
Citibank, N.A.
	British Pound	Buy	12/21/11	120,704	122,541	(1,837)
	Canadian Dollar	Buy	12/21/11	19,700	19,780	(80)
	Danish Krone	Buy	12/21/11	92,738	95,397	(2,659)
	Euro	Sell	12/21/11	522,227	531,053	8,826
	Hong Kong Dollar	Sell	12/21/11	348,514	348,541	27
	Singapore Dollar	Sell	12/21/11	10,461	10,544	83
	Swedish Krona	Buy	12/21/11	6,592	6,785	(193)
	Swiss Franc	Buy	12/21/11	171,050	177,435	(6,385)
Credit Suisse AG
	British Pound	Sell	12/21/11	38,613	39,226	613
	Canadian Dollar	Buy	12/21/11	82,230	82,549	(319)
	Euro	Sell	12/21/11	80,229	81,654	1,425
	Japanese Yen	Sell	12/21/11	9,736	9,679	(57)
	Norwegian Krone	Buy	12/21/11	13,106	13,470	(364)
	Swedish Krona	Sell	12/21/11	68,295	68,490	195
	Swiss Franc	Buy	12/21/11	45,365	46,998	(1,633)
Deutsche Bank AG
	Euro	Buy	12/21/11	18,545	18,878	(333)
	Swedish Krona	Buy	12/21/11	100,857	103,742	(2,885)
	Swiss Franc	Buy	12/21/11	88,319	91,487	(3,168)
Goldman Sachs International
	Australian Dollar	Buy	12/21/11	43,929	44,148	(219)
	British Pound	Sell	12/21/11	28,253	28,701	448
	Canadian Dollar	Buy	12/21/11	82,328	82,682	(354)
	Euro	Sell	12/21/11	367,145	373,754	6,609
	Japanese Yen	Buy	12/21/11	647,003	642,888	4,115
	Norwegian Krone	Buy	12/21/11	20,161	20,710	(549)
	Swedish Krona	Buy	12/21/11	57,662	59,362	(1,700)
HSBC Bank USA, National Association
	Australian Dollar	Buy	12/21/11	25,395	25,465	(70)
	British Pound	Buy	12/21/11	159,474	161,950	(2,476)
	Euro	Sell	12/21/11	39,107	39,802	695
	Hong Kong Dollar	Buy	12/21/11	229,081	229,088	(7)
	Norwegian Krone	Sell	12/21/11	14,386	14,786	400
	Singapore Dollar	Buy	12/21/11	63,311	63,795	(484)
	Swiss Franc	Buy	12/21/11	80,539	83,490	(2,951)
JPMorgan Chase Bank, N.A.
	British Pound	Sell	12/21/11	80,365	81,112	747
	Canadian Dollar	Sell	12/21/11	54,297	53,907	(390)
	Euro	Buy	12/21/11	119,604	116,825	2,779
	Hong Kong Dollar	Buy	12/21/11	145,255	145,268	(13)
	Japanese Yen	Buy	12/21/11	302,346	300,415	1,931
	Norwegian Krone	Sell	12/21/11	16,841	17,301	460
	Singapore Dollar	Buy	12/21/11	64,794	65,308	(514)
	Swedish Krona	Buy	12/21/11	52,884	54,433	(1,549)
	Swiss Franc	Buy	12/21/11	68,924	72,889	(3,965)
Royal Bank of Scotland PLC (The)
	British Pound	Buy	12/21/11	72,046	73,152	(1,106)
	Canadian Dollar	Buy	12/21/11	25,678	25,765	(87)
	Euro	Buy	12/21/11	100,790	102,578	(1,788)
	Japanese Yen	Buy	12/21/11	173,316	170,972	2,344
	Swedish Krona	Sell	12/21/11	49,271	50,810	1,539
	Swiss Franc	Sell	12/21/11	58,514	60,700	2,186
State Street Bank and Trust Co.
	Australian Dollar	Sell	12/21/11	12,390	12,447	57
	Canadian Dollar	Sell	12/21/11	13,721	13,770	49
	Euro	Sell	12/21/11	327,097	332,789	5,692
	Swedish Krona	Buy	12/21/11	121,843	125,448	(3,605)
UBS AG
	Australian Dollar	Buy	12/21/11	28,057	28,195	(138)
	British Pound	Buy	12/21/11	27,155	27,584	(429)
	Canadian Dollar	Buy	12/21/11	24,600	24,704	(104)
	Euro	Sell	12/21/11	409,611	416,881	7,270
	Japanese Yen	Buy	12/21/11	69,291	68,862	429
	Norwegian Krone	Buy	12/21/11	13,245	13,611	(366)
	Swiss Franc	Buy	12/21/11	18,957	19,662	(705)
Westpac Banking Corp.
	British Pound	Buy	12/21/11	84,603	85,905	(1,302)
	Canadian Dollar	Buy	12/21/11	10,095	10,145	(50)
	Euro	Buy	12/21/11	537,278	546,922	(9,644)
	Japanese Yen	Sell	12/21/11	190,091	188,960	(1,131)
	Swedish Krona	Sell	12/21/11	63,473	65,347	1,874

Total						$(14,681)

Key to holding's abbreviations
ADR	American Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through November 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $10,843,993.
(b)	The aggregate identified cost on a tax basis is $11,307,984, resulting in gross unrealized appreciation and depreciation of $648,716 and $933,728, respectively, or net unrealized depreciation of $285,012.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $151,211. The fund received cash collateral of $153,191 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $18 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $864,670 and $746,881, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $51,291 to cover certain derivatives contracts.
	ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	56.4%
	Japan	9.9
	Brazil	9.0
	Germany	8.9
	Italy	4.8
	Finland	2.6
	France	2.4
	Spain	1.7
	South Korea	1.5
	China	1.4
	United Kingdom	0.8
	Netherlands	0.6

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $34,269 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$135,364	$113,458	$—
Industrials	6,822,163	3,299,737
Information technology	80,379	178,621	—
Materials	—	46,448	—
Utilities	—	29,776	—
Total common stocks	7,037,906	3,668,040	—
Short-term investments	163,835	153,191	—

Totals by level	$7,201,741	$3,821,231	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(14,681)	$—

Totals by level	$—	$(14,681)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$55,911	$70,592

Total	$55,911	$70,592

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments:

Putnam Global Technology Fund

The fund's portfolio
11/30/11 (Unaudited)

COMMON STOCKS (98.3%)(a)
			Shares	Value

Communications equipment (19.2%)

ADTRAN, Inc.			1,376	$45,449

Alcatel-Lucent ADR (France)(NON)			25,185	40,800

Cisco Systems, Inc.			51,830	966,111

HTC Corp. (Taiwan)			105	1,727

Juniper Networks, Inc.(NON)			8,700	197,577

Polycom, Inc.(NON)			728	12,303

Qualcomm, Inc.			7,971	436,811

Sycamore Networks, Inc.			3,300	65,340

Telefonaktiebolaget LM Ericsson ADR (Sweden)			28,369	301,562

				2,067,680
Computers and peripherals (28.0%)

Apple, Inc.(NON)			5,026	1,920,937

Asustek Computer, Inc. (Taiwan)			2,440	17,015

Compal Electronics, Inc. (Taiwan)			217	199

EMC Corp.(NON)			6,951	159,943

Fujitsu, Ltd. (Japan)			21,000	111,860

Hewlett-Packard Co.			10,910	304,935

Lenovo Group, Ltd. (China)			154,000	110,361

SanDisk Corp.(NON)			5,876	289,746

Stratasys, Inc.(NON)(S)			800	24,576

Toshiba Corp. (Japan)			17,000	78,681

Wistron Corp. (Taiwan)			580	731

				3,018,984
Diversified telecommunication services (2.8%)

Verizon Communications, Inc.			8,120	306,368

				306,368
Electronic equipment, instruments, and components (8.8%)

Corning, Inc.			22,816	302,768

Hitachi, Ltd. (Japan)			35,000	196,185

KEMET Corp.(NON)			2,700	22,356

Kyocera Corp. (Japan)			1,000	89,673

LG Display Co., Ltd. ADR (South Korea)			1,600	18,800

Multi-Fineline Electronix, Inc.(NON)			1,800	37,674

Murata Manufacturing Co., Ltd. (Japan)			2,600	154,034

Nippon Electric Glass Co., Ltd. (Japan)			7,000	72,217

TE Connectivity, Ltd. (Switzerland)			1,600	50,736

				944,443
Household durables (0.6%)

Pace PLC (United Kingdom)			10,474	8,470

Skyworth Digital Holdings, Ltd. (China)			135,783	55,085

				63,555
Internet and catalog retail (0.3%)

Amazon.com, Inc.(NON)			147	28,267

				28,267
Internet software and services (6.4%)

Baidu, Inc. ADR (China)(NON)			668	87,501

DeNA Co., Ltd. (Japan)			900	27,934

eBay, Inc.(NON)			2,560	75,750

Google, Inc. Class A(NON)			684	409,983

Mail.ru Group, Ltd. 144A GDR (Russia)			353	10,872

Tencent Holdings, Ltd. (China)			800	15,626

Yahoo!, Inc.(NON)			3,800	59,698

				687,364
IT Services (6.3%)

Accenture PLC Class A			1,500	86,895

IBM Corp.			1,242	233,496

Mastercard, Inc. Class A			415	155,438

Unisys Corp.(NON)			1,505	36,346

Visa, Inc. Class A			1,704	165,237

				677,412
Leisure equipment and products (0.3%)

Nikon Corp. (Japan)			1,300	30,565

				30,565
Office electronics (1.3%)

Canon, Inc. (Japan)			700	31,688

Canon, Inc. ADR (Japan)(S)			2,512	113,065

				144,753
Semiconductors and semiconductor equipment (4.5%)

Advanced Micro Devices, Inc.(NON)			12,322	70,112

ASML Holding NV (Netherlands)			1,297	50,605

Cymer, Inc.(NON)			1,000	44,720

First Solar, Inc.(NON)(S)			1,238	59,251

JinkoSolar Holding Co., Ltd. ADR (China)(NON)(S)			1,800	10,944

Lam Research Corp.(NON)			1,800	73,386

Marvell Technology Group, Ltd.(NON)			2,523	35,625

Novellus Systems, Inc.(NON)			600	20,772

Samsung Electronics Co., Ltd. (South Korea)			107	97,142

Sumco Corp. (Japan)(NON)			700	5,927

Yingli Green Energy Holding Co., Ltd. ADR (China)(NON)(S)			4,000	17,280

				485,764
Software (19.3%)

Adobe Systems, Inc.(NON)			4,500	123,390

BMC Software, Inc.(NON)			213	7,596

Konami Corp. (Japan)			3,300	99,336

Microsoft Corp.			35,919	918,808

Nintendo Co., Ltd. (Japan)			500	75,843

Nintendo Co., Ltd. ADR (Japan)(S)			1,125	21,431

Oracle Corp.			21,395	670,731

Red Hat, Inc.(NON)			615	30,799

Salesforce.com, Inc.(NON)(S)			347	41,092

Symantec Corp.(NON)			1,002	16,383

Synchronoss Technologies, Inc.(NON)			1,297	38,767

VMware, Inc. Class A(NON)			321	31,034

				2,075,210
Specialty retail (0.6%)

Best Buy Co., Inc.			2,200	59,598

				59,598

Total common stocks (cost $9,276,097)				$10,589,963

WARRANTS (0.5%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bharti Airtel, Ltd. 144A (India)	02/18/14	$0.00	7,211	$53,331

Total warrants (cost $53,823)				$53,331

SHORT-TERM INVESTMENTS (3.6%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)			243,775	$243,775

Putnam Money Market Liquidity Fund 0.10%(e)			148,163	148,163

Total short-term investments (cost $391,938)				$391,938

TOTAL INVESTMENTS

Total investments (cost $9,721,858)(b)				$11,035,232

FORWARD CURRENCY CONTRACTS at 11/30/11 (aggregate face value $2,771,682) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	British Pound	Sell	12/21/11	$37,985	$38,572	$587
	Canadian Dollar	Buy	12/21/11	21,072	21,165	(93)
	Euro	Buy	12/21/11	122,829	124,980	(2,151)
	Swedish Krona	Buy	12/21/11	1,593	1,640	(47)
Barclays Bank PLC
	Euro	Sell	12/21/11	12,229	12,449	220
	Hong Kong Dollar	Sell	12/21/11	95,798	95,803	5
	Japanese Yen	Buy	12/21/11	117,729	117,025	704
	Swedish Krona	Buy	12/21/11	34,538	35,553	(1,015)
	Swiss Franc	Sell	12/21/11	35,524	35,832	308
	Swiss Franc	Buy	12/21/11	37,098	35,832	1,266
Citibank, N.A.
	British Pound	Buy	12/21/11	21,975	22,309	(334)
	Canadian Dollar	Sell	12/21/11	19,798	19,878	80
	Euro	Sell	12/21/11	67,865	69,012	1,147
	Swedish Krona	Buy	12/21/11	29,539	30,406	(867)
Credit Suisse AG
	Euro	Sell	12/21/11	26,474	26,944	470
	Japanese Yen	Buy	12/21/11	134,112	133,327	785
	Swiss Franc	Sell	12/21/11	50,291	48,543	(1,748)
	Swiss Franc	Buy	12/21/11	48,114	48,543	(429)
Deutsche Bank AG
	Canadian Dollar	Buy	12/21/11	22,934	23,024	(90)
	Euro	Sell	12/21/11	3,225	3,283	58
Goldman Sachs International
	Canadian Dollar	Sell	12/21/11	41,360	41,538	178
	Euro	Buy	12/21/11	94,608	96,311	(1,703)
	Japanese Yen	Buy	12/21/11	10,386	10,320	66
	Swedish Krona	Buy	12/21/11	37,399	38,502	(1,103)
HSBC Bank USA, National Association
	Euro	Buy	12/21/11	112,079	114,073	(1,994)
	Hong Kong Dollar	Buy	12/21/11	8,161	8,161	—
JPMorgan Chase Bank, N.A.
	British Pound	Buy	12/21/11	171,246	173,917	(2,671)
	Canadian Dollar	Sell	12/21/11	27,933	27,480	(453)
	Euro	Sell	12/21/11	59,668	60,712	1,044
	Hong Kong Dollar	Sell	12/21/11	69,783	69,915	132
	Japanese Yen	Buy	12/21/11	7,825	7,775	50
	Swedish Krona	Sell	12/21/11	74,400	76,580	2,180
Royal Bank of Scotland PLC (The)
	Canadian Dollar	Sell	12/21/11	1,274	1,278	4
	Euro	Buy	12/21/11	172,687	175,751	(3,064)
	Japanese Yen	Sell	12/21/11	297,358	295,417	(1,941)
	Swedish Krona	Sell	12/21/11	37,960	39,145	1,185
State Street Bank and Trust Co.
	Canadian Dollar	Buy	12/21/11	40,184	40,327	(143)
	Euro	Sell	12/21/11	87,217	88,735	1,518
	Swedish Krona	Sell	12/21/11	95,917	98,758	2,841
UBS AG
	British Pound	Sell	12/21/11	50,228	51,022	794
	Canadian Dollar	Buy	12/21/11	61,746	62,007	(261)
	Euro	Buy	12/21/11	117,723	119,812	(2,089)
Westpac Banking Corp.
	British Pound	Sell	12/21/11	49,600	50,364	764
	Canadian Dollar	Buy	12/21/11	3,430	3,447	(17)
	Euro	Sell	12/21/11	22,577	22,982	405
	Japanese Yen	Sell	12/21/11	12,130	12,057	(73)
	Swedish Krona	Sell	12/21/11	39,995	41,176	1,181

Total						$(4,314)

Key to holding's abbreviations
ADR	American Depository Receipts
GDR	Global Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through November 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $10,772,349.
(b)	The aggregate identified cost on a tax basis is $9,879,526, resulting in gross unrealized appreciation and depreciation of $2,070,822 and $915,116, respectively, or net unrealized appreciation of $1,155,706.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $252,705. The fund received cash collateral of $243,775 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $19 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $184,776 and $142,435, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $16,594 to cover certain derivatives contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	ADR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	80.9%
	Japan	10.3
	Sweden	2.8
	China	2.8
	South Korea	1.1
	India	0.5
	Switzerland	0.5
	Netherlands	0.5
	Other	0.6

	Total	100.0%
*	Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $12,586 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$87,865	$94,120	$—
Information technology	8,864,826	1,236,784	—
Telecommunication services	306,368	—	—
Total common stocks	9,259,059	1,330,904	—
Warrants	—	53,331	—
Short-term investments	148,163	243,775	—

Totals by level	$9,407,222	$1,628,010	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(4,314)	$—

Totals by level	$—	$(4,314)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$17,972	$22,286
Equity contracts	53,331	—

Total	$71,303	$22,286

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments:

Putnam Global Telecommunications Fund

The fund's portfolio
11/30/11 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value

Communications equipment (4.1%)

Cisco Systems, Inc.	9,900	$184,536

Qualcomm, Inc.	3,500	191,800

		376,336
Diversified telecommunication services (50.7%)

AT&T, Inc.	47,266	1,369,769

BT Group PLC (United Kingdom)	46,328	138,830

CenturyLink, Inc.	8,800	330,176

Deutsche Telekom AG (Germany)	15,734	203,936

Hutchison Telecommunications Hong Kong Holdings, Ltd. (Hong Kong)	522,000	200,321

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	6,100	300,627

Swisscom AG (Switzerland)	489	184,726

TDC A/S (Denmark)	16,973	140,367

Telecom Italia SpA (Italy)	90,517	102,219

Telefonica SA (Spain)	10,692	201,701

Telenet Group Holding NV (Belgium)(NON)	7,757	290,231

Verizon Communications, Inc.	32,518	1,226,904

		4,689,807
Internet software and services (3.0%)

Telecity Group PLC (United Kingdom)(NON)	28,932	277,567

		277,567
IT Services (1.5%)

InterXion Holding NV (Netherlands)(NON)	10,400	137,280

		137,280
Media (11.1%)

Comcast Corp. Class A	14,683	332,864

Kabel Deutschland Holding AG (Germany)(NON)	5,905	327,555

Time Warner Cable, Inc.	1,500	90,720

Virgin Media, Inc. (United Kingdom)	8,300	183,928

Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA (Portugal)	30,975	89,837

		1,024,904
Wireless telecommunication services (28.1%)

Globe Telecom, Inc. (Philippines)	6,570	145,855

M1, Ltd. (Singapore)	89,000	169,504

NII Holdings, Inc.(NON)	5,435	125,059

NTT DoCoMo, Inc. (Japan)	156	275,191

Softbank Corp. (Japan)	7,600	256,148

Sprint Nextel Corp.(NON)	32,078	86,611

Vodafone Group PLC (United Kingdom)	565,734	1,535,764

		2,594,132

Total common stocks (cost $8,498,161)		$9,100,026

SHORT-TERM INVESTMENTS (1.3%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.10%(e)	124,371	$124,371

Total short-term investments (cost $124,371)		$124,371

TOTAL INVESTMENTS

Total investments (cost $8,622,532)(b)		$9,224,397

FORWARD CURRENCY CONTRACTS at 11/30/11 (aggregate face value $4,368,838) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	12/21/11	$42,393	$42,599	$(206)
	British Pound	Buy	12/21/11	39,084	39,688	(604)
	Euro	Buy	12/21/11	251,034	255,101	(4,067)
	Norwegian Krone	Buy	12/21/11	8,403	8,636	(233)
	Swedish Krona	Buy	12/21/11	10,662	10,977	(315)
Barclays Bank PLC
	Australian Dollar	Buy	12/21/11	45,772	45,986	(214)
	British Pound	Sell	12/21/11	11,458	11,635	177
	Canadian Dollar	Buy	12/21/11	34,695	34,849	(154)
	Euro	Buy	12/21/11	65,581	66,757	(1,176)
	Hong Kong Dollar	Buy	12/21/11	15,138	15,139	(1)
	Japanese Yen	Sell	12/21/11	116,284	115,588	(696)
	Norwegian Krone	Buy	12/21/11	43,054	43,562	(508)
	Singapore Dollar	Buy	12/21/11	41,140	41,454	(314)
	Swedish Krona	Buy	12/21/11	18,936	19,492	(556)
	Swiss Franc	Buy	12/21/11	21,915	22,690	(775)
Citibank, N.A.
	Australian Dollar	Sell	12/21/11	63,999	64,295	296
	British Pound	Sell	12/21/11	98,416	99,913	1,497
	Danish Krone	Sell	12/21/11	118,471	121,868	3,397
	Euro	Sell	12/21/11	59,936	58,783	(1,153)
	Hong Kong Dollar	Sell	12/21/11	130,606	130,616	10
	Singapore Dollar	Sell	12/21/11	30,289	30,530	241
	Swedish Krona	Buy	12/21/11	11,695	12,038	(343)
	Swiss Franc	Sell	12/21/11	52,378	54,333	1,955
Credit Suisse AG
	British Pound	Sell	12/21/11	101,555	103,167	1,612
	Canadian Dollar	Buy	12/21/11	61,942	62,130	(188)
	Euro	Buy	12/21/11	42,197	42,947	(750)
	Japanese Yen	Buy	12/21/11	65,425	65,043	382
	Norwegian Krone	Buy	12/21/11	30,708	31,561	(853)
	Swedish Krona	Buy	12/21/11	71,598	73,757	(2,159)
Deutsche Bank AG
	Australian Dollar	Buy	12/21/11	15,974	16,021	(47)
	British Pound	Sell	12/21/11	21,661	22,004	343
	Euro	Sell	12/21/11	37,091	37,757	666
	Swedish Krona	Buy	12/21/11	56,099	57,704	(1,605)
Goldman Sachs International
	British Pound	Buy	12/21/11	61,059	62,026	(967)
	Canadian Dollar	Buy	12/21/11	36,558	36,715	(157)
	Euro	Buy	12/21/11	140,569	143,099	(2,530)
	Japanese Yen	Buy	12/21/11	311,169	309,189	1,980
	Norwegian Krone	Buy	12/21/11	9,441	9,698	(257)
	Swedish Krona	Buy	12/21/11	4,734	4,873	(139)
HSBC Bank USA, National Association
	British Pound	Sell	12/21/11	18,208	18,490	282
	Euro	Buy	12/21/11	236,118	240,319	(4,201)
	Hong Kong Dollar	Sell	12/21/11	26,363	26,364	1
	New Zealand Dollar	Buy	12/21/11	35,347	35,913	(566)
	Singapore Dollar	Buy	12/21/11	17,330	17,463	(133)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	12/21/11	14,336	14,403	(67)
	British Pound	Sell	12/21/11	257,733	260,740	3,007
	Canadian Dollar	Buy	12/21/11	26,169	26,270	(101)
	Euro	Sell	12/21/11	79,423	80,813	1,390
	Hong Kong Dollar	Sell	12/21/11	31,139	31,142	3
	Japanese Yen	Sell	12/21/11	129,611	128,783	(828)
	Singapore Dollar	Sell	12/21/11	25,449	25,651	202
	Swedish Krona	Buy	12/21/11	31,751	32,681	(930)
	Swiss Franc	Sell	12/21/11	102,454	106,135	3,681
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	12/21/11	45,772	45,902	(130)
	British Pound	Sell	12/21/11	24,957	25,340	383
	Canadian Dollar	Buy	12/21/11	16,858	16,914	(56)
	Euro	Buy	12/21/11	69,209	70,437	(1,228)
	Israeli Shekel	Buy	12/21/11	25,180	25,826	(646)
	Japanese Yen	Buy	12/21/11	20,930	20,794	136
	Swedish Krona	Buy	12/21/11	21,856	22,538	(682)
	Swiss Franc	Buy	12/21/11	11,834	12,276	(442)
State Street Bank and Trust Co.
	Canadian Dollar	Buy	12/21/11	79,094	79,374	(280)
	Euro	Buy	12/21/11	42,197	42,932	(735)
	Israeli Shekel	Buy	12/21/11	9,822	10,069	(247)
	Swedish Krona	Buy	12/21/11	16,134	16,611	(477)
UBS AG
	British Pound	Sell	12/21/11	10,830	11,189	359
	Canadian Dollar	Buy	12/21/11	33,617	33,759	(142)
	Euro	Buy	12/21/11	61,818	62,500	(682)
	Israeli Shekel	Buy	12/21/11	9,822	10,064	(242)
	Norwegian Krone	Buy	12/21/11	26,835	27,578	(743)
	Swedish Krona	Sell	12/21/11	68,088	70,084	1,996
	Swiss Franc	Buy	12/21/11	15,669	16,252	(583)
Westpac Banking Corp.
	Australian Dollar	Buy	12/21/11	20,480	20,583	(103)
	British Pound	Buy	12/21/11	39,398	40,004	(606)
	Canadian Dollar	Buy	12/21/11	53,415	53,679	(264)
	Euro	Buy	12/21/11	97,162	98,906	(1,744)
	Japanese Yen	Sell	12/21/11	66,231	65,840	(391)

Total						$(14,220)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through November 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $9,242,307.
(b)	The aggregate identified cost on a tax basis is $8,650,384, resulting in gross unrealized appreciation and depreciation of $948,023 and $374,010, respectively, or net unrealized appreciation of $574,013.
(NON)	Non-income-producing security.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $49 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $823,297 and $912,241, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $47,142 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	44.0%
	United Kingdom	23.2
	Japan	9.0
	Germany	5.8
	Belgium	3.1
	Spain	2.2
	Hong Kong	2.2
	Switzerland	2.0
	Singapore	1.8
	Philippines	1.6
	Denmark	1.5
	Netherlands	1.5
	Italy	1.1
	Portugal	1.0

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $26,477 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$607,512	$417,392	$—
Information technology	513,616	277,567	—
Telecommunication services	3,138,519	4,145,420	—
Total common stocks	4,259,647	4,840,379	—
Short-term investments	124,371	—	—

Totals by level	$4,384,018	$4,840,379	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(14,220)	$—

Totals by level	$—	$(14,220)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$23,996	$38,216

Total	$23,996	$38,216

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 2

The fund's portfolio
11/30/11 (Unaudited)

INVESTMENT COMPANIES (44.9%)(a)
	Shares	Value

Financial Select Sector SPDR Fund	433	$5,547

iShares MSCI EAFE Index Fund	346	17,746

Putnam Absolute Return 100 Fund Class Y(AFF)	48,616	493,452

Putnam Absolute Return 300 Fund Class Y(AFF)	114,429	1,177,475

Putnam Absolute Return 500 Fund Class Y(AFF)	185,527	2,014,825

Putnam Absolute Return 700 Fund Class Y(AFF)	26,896	302,582

Putnam Money Market Fund Class A(AFF)	395,939	395,939

SPDR S&P 500 ETF Trust	707	88,453

SPDR S&P Midcap 400 ETF Trust	74	11,915

Vanguard Small Cap ETF Fund (VIPERS)(R)	53	2,964

Total investment companies (cost $4,656,028)		$4,510,898

COMMON STOCKS (15.0%)(a)
	Shares	Value

Basic materials (0.7%)

Albemarle Corp.	67	$3,654

BASF SE (Germany)	62	4,506

Cytec Industries, Inc.	46	2,169

Domtar Corp. (Canada)	20	1,571

Fletcher Building, Ltd. (New Zealand)	736	3,476

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	189	7,484

International Flavors & Fragrances, Inc.	59	3,201

LyondellBasell Industries NV Class A (Netherlands)	46	1,503

MeadWestvaco Corp.	125	3,731

Monsanto Co.	33	2,424

Nippon Paper Group, Inc. (Japan)	500	10,740

Nitto Denko Corp. (Japan)	200	8,287

PPG Industries, Inc.	73	6,406

Rio Tinto PLC (United Kingdom)	30	1,589

Sealed Air Corp.	75	1,322

Syngenta AG (Switzerland)(NON)	10	2,951

voestalpine AG (Austria)	217	6,329

Weyerhaeuser Co.(R)	109	1,830

Yara International ASA (Norway)	26	1,061

		74,234
Capital goods (0.9%)

Autoliv, Inc. (Sweden)	35	1,865

Bekaert NV (Belgium)	93	3,696

Dover Corp.	123	6,761

Emerson Electric Co.	159	8,308

Fluor Corp.	49	2,686

Hitachi, Ltd. (Japan)	2,000	11,211

Lockheed Martin Corp.	90	7,034

Metso Corp. OYJ (Finland)	82	3,277

Mitsubishi Electric Corp. (Japan)	1,000	9,554

Parker Hannifin Corp.	94	7,781

Raytheon Co.	140	6,380

Regal-Beloit Corp.	59	3,107

SembCorp Industries, Ltd. (Singapore)	1,000	3,365

Singapore Technologies Engineering, Ltd. (Singapore)	1,000	2,109

Societe BIC SA (France)	89	7,900

Thomas & Betts Corp.(NON)	19	988

United Technologies Corp.	18	1,379

		87,401
Communication services (0.8%)

American Tower REIT, Inc. Class A(NON)	74	4,366

AT&T, Inc.	237	6,868

Chorus, Ltd. (New Zealand)	1,114	2,857

Comcast Corp. Class A	97	2,199

DIRECTV Class A(NON)	175	8,264

France Telecom SA (France)	456	7,876

IAC/InterActiveCorp.(NON)	189	7,915

MetroPCS Communications, Inc.(NON)	70	587

NII Holdings, Inc.(NON)	165	3,797

Partner Communications Co., Ltd. (Israel)	257	2,482

Telecom Corp. of New Zealand, Ltd. (New Zealand)	5,570	8,888

Telstra Corp., Ltd. (Australia)	3,455	11,329

Verizon Communications, Inc.	305	11,508

		78,936
Conglomerates (0.3%)

3M Co.	12	972

General Electric Co.	538	8,560

SPX Corp.	66	4,184

Vivendi (France)	427	9,853

		23,569
Consumer cyclicals (1.4%)

Advance Auto Parts, Inc.	60	4,153

Bridgestone Corp. (Japan)	100	2,322

Coach, Inc.	81	5,070

Dun & Bradstreet Corp. (The)	60	4,192

Expedia, Inc.	140	3,894

Foot Locker, Inc.	179	4,223

GameStop Corp. Class A(NON)	137	3,167

Harman International Industries, Inc.	68	2,808

Host Marriott Corp.(R)	418	5,915

Interpublic Group of Companies, Inc. (The)	359	3,367

Kimberly-Clark Corp.	116	8,291

Kingfisher PLC (United Kingdom)	1,419	5,722

Limited Brands, Inc.	108	4,572

Mediaset SpA (Italy)	670	1,979

Moody's Corp.	48	1,666

Navistar International Corp.(NON)	44	1,638

News Corp. Class A	150	2,616

Next PLC (United Kingdom)	142	6,003

Omnicom Group, Inc.	140	6,044

Peugeot SA (France)	156	2,924

R. R. Donnelley & Sons Co.	150	2,253

Sony Corp. (Japan)	200	3,603

Swire Pacific, Ltd. (Hong Kong)	500	6,091

Thomas Cook Group PLC (United Kingdom)	2,079	599

TJX Cos., Inc. (The)	132	8,144

TRW Automotive Holdings Corp.(NON)	45	1,470

VF Corp.	42	5,825

Viacom, Inc. Class B	102	4,566

Volkswagen AG (Preference) (Germany)	57	9,788

Volvo AB Class B (Sweden)	83	954

Wal-Mart Stores, Inc.	253	14,902

Walt Disney Co. (The)	43	1,542

Williams-Sonoma, Inc.	95	3,588

		143,891
Consumer staples (1.3%)

Coca-Cola Co. (The)	93	6,252

Costco Wholesale Corp.	25	2,133

CVS Caremark Corp.	126	4,894

Dr. Pepper Snapple Group, Inc.	169	6,174

Energizer Holdings, Inc.(NON)	36	2,602

Genuine Parts Co.	91	5,324

Heineken NV (Netherlands)	102	4,790

Kao Corp. (Japan)	300	7,924

Kroger Co. (The)	151	3,500

Lorillard, Inc.	33	3,683

McDonald's Corp.	33	3,152

Metro AG (Germany)	70	3,442

Nestle SA (Switzerland)	304	17,055

PepsiCo, Inc.	65	4,160

Philip Morris International, Inc.	167	12,732

Procter & Gamble Co. (The)	150	9,686

Reckitt Benckiser Group PLC (United Kingdom)	108	5,463

Safeway, Inc.	298	5,960

Suedzucker AG (Germany)	98	3,116

Tesco PLC (United Kingdom)	1,072	6,841

Walgreen Co.	111	3,743

Woolworths, Ltd. (Australia)	108	2,767

		125,393
Energy (1.3%)

BP PLC (United Kingdom)	1,124	8,178

Caltex Australia, Ltd. (Australia)	216	2,911

Cameron International Corp.(NON)	158	8,530

Chevron Corp.	99	10,179

ConocoPhillips	127	9,058

Exxon Mobil Corp.	351	28,204

Halliburton Co.	93	3,422

HollyFrontier Corp.	116	2,697

JX Holdings, Inc. (Japan)	1,700	10,873

Marathon Oil Corp.	131	3,663

Marathon Petroleum Corp.	65	2,170

Murphy Oil Corp.	107	5,983

Occidental Petroleum Corp.	14	1,385

Oceaneering International, Inc.	176	8,371

Petrofac, Ltd. (United Kingdom)	199	4,552

Royal Dutch Shell PLC Class A (United Kingdom)	181	6,348

Schlumberger, Ltd.	28	2,109

Tesoro Corp.(NON)	112	2,676

Valero Energy Corp.	358	7,973

		129,282
Financials (4.6%)

Affiliated Managers Group(NON)	36	3,405

Aflac, Inc.	72	3,128

Alexandria Real Estate Equities, Inc.(R)	21	1,377

Allied World Assurance Co. Holdings AG	59	3,510

American Express Co.	66	3,171

American Financial Group, Inc.	11	396

Annaly Capital Management, Inc.(R)	208	3,343

Arch Capital Group, Ltd.(NON)	36	1,360

Ashford Hospitality Trust, Inc.(R)	343	2,730

Assurant, Inc.	81	3,178

Assured Guaranty, Ltd. (Bermuda)	66	640

AvalonBay Communities, Inc.(R)	123	15,357

Aviva PLC (United Kingdom)	1,594	7,857

Baloise Holding AG Class R (Switzerland)	41	2,909

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)	279	2,368

Banco Santander Central Hispano SA (Spain)	1,301	9,760

Bank of America Corp.	570	3,101

Barclays PLC (United Kingdom)	1,155	3,326

Berkshire Hathaway, Inc. Class B(NON)	71	5,592

Boston Properties, Inc.(R)	104	9,920

BRE Properties(R)	145	7,056

Broadridge Financial Solutions, Inc.	62	1,399

Camden Property Trust(R)	26	1,501

Cedar Shopping Centers, Inc.(R)	537	1,794

Chubb Corp. (The)	36	2,428

Citigroup, Inc.	220	6,046

Cogdell Spencer, Inc.(R)	449	1,684

CommonWealth REIT(R)	315	5,273

Coresite Realty Corporation(R)	220	3,685

CubeSmart(R)	359	3,579

DCT Industrial Trust, Inc.(R)	641	3,083

Delek Group, Ltd. (Israel)	6	1,112

Digital Realty Trust, Inc.(R)	43	2,731

Douglas Emmett, Inc.(R)	309	5,556

Duke Realty Investments, Inc.(R)	24	278

DuPont Fabros Technology, Inc.(R)	157	3,537

Education Realty Trust, Inc.(R)	423	3,942

Endurance Specialty Holdings, Ltd. (Bermuda)	62	2,243

Equity Residential Trust(R)	239	13,190

Essex Property Trust, Inc.(R)	57	7,572

Extra Space Storage, Inc.(R)	218	5,254

Federal Realty Investment Trust(R)	92	8,136

Fifth Third Bancorp	209	2,527

General Growth Properties(R)	197	2,774

Goldman Sachs Group, Inc. (The)	27	2,588

Hang Lung Group, Ltd. (Hong Kong)	1,000	5,349

Hartford Financial Services Group, Inc. (The)	192	3,410

HCP, Inc.(R)	367	14,185

Health Care REIT, Inc.(R)	108	5,418

Highwoods Properties, Inc.(R)	184	5,307

Hospitality Properties Trust(R)	232	5,111

Hudson City Bancorp, Inc.	302	1,688

Huntington Bancshares, Inc.	340	1,785

Intesa Sanpaolo SpA (Italy)	3,357	5,590

JPMorgan Chase & Co.	275	8,517

Kimco Realty Corp.(R)	550	8,674

Kinnevik Investment AB Class B (Sweden)	378	7,667

Kite Realty Group Trust(R)	496	2,093

Lexington Realty Trust(R)	657	4,980

Liberty Property Trust(R)	194	5,783

Lloyds Banking Group PLC (United Kingdom)(NON)	8,622	3,394

Macerich Co. (The)(R)	67	3,357

Man Group PLC (United Kingdom)	2,675	6,007

Morgan Stanley	202	2,988

Nasdaq OMX Group, Inc. (The)(NON)	122	3,203

National Australia Bank, Ltd. (Australia)	458	11,406

National Retail Properties, Inc.(R)	207	5,351

Pennsylvania Real Estate Investment Trust(R)	264	2,463

Piedmont Office Realty Trust, Inc. Class A(R)	357	5,940

PNC Financial Services Group, Inc.	126	6,830

Post Properties, Inc.(R)	139	5,559

Prologis, Inc.(R)	312	8,680

Public Storage(R)	155	20,445

Rayonier, Inc.(R)	157	6,380

Realty Income Corp.(R)	46	1,558

Regency Centers Corp.(R)	163	6,057

RenaissanceRe Holdings, Ltd.	25	1,836

Retail Opportunity Investments Corp.(R)	251	2,957

Senior Housing Properties Trust(R)	37	811

Simon Property Group, Inc.(R)	300	37,302

SL Green Realty Corp.(R)	42	2,765

Sovran Self Storage, Inc.(R)	95	3,956

State Street Corp.	41	1,626

Sumitomo Mitsui Financial Group, Inc. (Japan)	400	11,049

Taubman Centers, Inc.(R)	15	935

Travelers Cos., Inc. (The)	31	1,744

U.S. Bancorp	176	4,562

UDR, Inc.(R)	102	2,397

Vornado Realty Trust(R)	119	8,860

Wells Fargo & Co.	185	4,784

Westpac Banking Corp. (Australia)	137	2,986

Wheelock and Co., Ltd. (Hong Kong)	1,000	2,666

Winthrop Realty Trust(R)	247	2,307

		464,114
Health care (1.5%)

Abbott Laboratories	46	2,509

Aetna, Inc.	111	4,642

Allergan, Inc.	98	8,205

AmerisourceBergen Corp.	121	4,495

AstraZeneca PLC (United Kingdom)	257	11,911

Cardinal Health, Inc.	92	3,906

Covidien PLC (Ireland)	38	1,731

Eli Lilly & Co.	153	5,791

Forest Laboratories, Inc.(NON)	196	5,872

Fresenius SE (Germany)	102	9,809

Gilead Sciences, Inc.(NON)	210	8,369

Humana, Inc.	50	4,434

Johnson & Johnson	140	9,061

Laboratory Corp. of America Holdings(NON)	44	3,772

Medco Health Solutions, Inc.(NON)	118	6,687

Merck & Co., Inc.	129	4,612

Novartis AG (Switzerland)	96	5,183

Orion Oyj Class B (Finland)	159	3,230

Pfizer, Inc.	374	7,506

Sabra Health Care REIT, Inc.(R)	211	2,237

Sanofi (France)	67	4,690

Takeda Pharmaceutical Co., Ltd. (Japan)	200	8,193

UnitedHealth Group, Inc.	173	8,437

Ventas, Inc.(R)	196	10,341

Waters Corp.(NON)	82	6,560

		152,183
Technology (1.6%)

Accenture PLC Class A	117	6,778

Apple, Inc.(NON)	84	32,105

Applied Materials, Inc.	631	6,802

CA, Inc.	134	2,841

Cisco Systems, Inc.	116	2,162

Dell, Inc.(NON)	369	5,815

Fujitsu, Ltd. (Japan)	1,000	5,327

Google, Inc. Class A(NON)	22	13,187

Harris Corp.	44	1,566

Hewlett-Packard Co.	211	5,897

Honeywell International, Inc.	180	9,747

IBM Corp.	72	13,536

Intel Corp.	161	4,011

L-3 Communications Holdings, Inc.	80	5,304

Microsoft Corp.	728	18,622

Nokia OYJ (Finland)	714	4,134

Novellus Systems, Inc.(NON)	70	2,423

Oracle Corp.	143	4,483

QLogic Corp.(NON)	282	4,207

Qualcomm, Inc.	40	2,192

Tech Data Corp.(NON)	55	2,708

Teradata Corp.(NON)	41	2,223

Teradyne, Inc.(NON)	320	4,307

Western Digital Corp.(NON)	81	2,355

		162,732
Transportation (0.1%)

ComfortDelgro Corp., Ltd. (Singapore)	3,000	3,334

Firstgroup PLC (United Kingdom)	268	1,378

Southwest Airlines Co.	203	1,701

United Continental Holdings, Inc.(NON)	206	3,702

Yangzijiang Shipbuilding Holdings, Ltd. (China)	3,000	2,170

		12,285
Utilities and power (0.5%)

AES Corp. (The)(NON)	311	3,757

Alliant Energy Corp.	46	1,942

Ameren Corp.	44	1,488

American Electric Power Co., Inc.	51	2,024

CMS Energy Corp.	87	1,820

Enel SpA (Italy)	1,009	4,286

Energias de Portugal (EDP) SA (Portugal)	2,889	9,261

Entergy Corp.	39	2,744

Exelon Corp.	168	7,444

NRG Energy, Inc.(NON)	94	1,850

Public Power Corp. SA (Greece)	244	1,377

Red Electrica Corp. SA (Spain)	172	7,564

TECO Energy, Inc.	276	5,183

Westar Energy, Inc.	63	1,740

		52,480

Total common stocks (cost $1,609,758)		$1,506,500

U.S. TREASURY OBLIGATIONS (14.2%)(a)
	Principal amount	Value

U.S. Treasury Bonds
7 7/8s, February 15, 2021	$82,000	$123,775
5 1/4s, November 15, 2028	33,000	44,470
4 1/2s, February 15, 2036	20,000	25,453

U.S. Treasury Notes
3 5/8s, February 15, 2021	12,000	13,709
3 1/8s, May 15, 2021	3,000	3,293
3 1/8s, October 31, 2016	190,000	209,980
2 3/4s, December 31, 2017	283,000	307,851
2 5/8s, February 29, 2016	98,000	105,790
2s, January 31, 2016	157,000	165,322
1 3/8s, May 15, 2013	187,000	190,145
1s, August 31, 2016	236,000	237,281

Total U.S. treasury obligations (cost $1,402,533)		$1,427,069

CONVERTIBLE PREFERRED STOCKS (2.2%)(a)
	Shares	Value

Basic materials (0.1%)

Vale Capital II $3.375 cv. pfd. (Cayman Islands)	125	$8,133

		8,133
Communication services (0.2%)

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.	180	7,155

Crown Castle International Corp. $3.125 cum. cv. pfd.	139	8,219

		15,374
Consumer cyclicals (0.5%)

Callaway Golf Co. Ser. B, 7.50% cv. pfd.	34	3,273

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)	374	7,959

General Motors Co. Ser. B, $2.375 cv. pfd.	395	13,479

Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv. pfd.	8	7,636

Nielsen Holdings NV $3.125 cv. pfd.	125	6,953

Stanley Black & Decker, Inc. $4.75 cv. pfd.	65	7,389

		46,689
Consumer staples (0.1%)

Bunge, Ltd. $4.875 cv. pfd.	70	6,764

Dole Food Automatic Exchange 144A 7.00% cv. pfd.	267	2,219

Newell Financial Trust I $2.625 cum. cv. pfd.	107	4,641

		13,624
Energy (0.2%)

Apache Corp. Ser. D, $3.00 cv. pfd.	167	9,456

Chesapeake Energy Corp. 144A 5.75% cv. pfd.	11	11,949

		21,405
Financials (0.7%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.	229	5,420

AMG Capital Trust II $2.575 cv. pfd.	183	7,320

Assured Guaranty, Ltd. $4.25 cv. pfd. (Bermuda)	32	1,322

Bank of America Corp. Ser. L, 7.25% cv. pfd.	11	8,511

Citigroup, Inc. $7.50 cv. pfd.	123	10,386

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.	255	4,920

Hartford Financial Services Group, Inc. (The) $1.182 cv. pfd.	180	3,519

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.	140	6,860

Huntington Bancshares Ser. A, 8.50% cv. pfd.	6	6,288

MetLife, Inc. $3.75 cv. pfd.	110	6,687

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	9	9,486

		70,719
Technology (0.1%)

Lucent Technologies Capital Trust I 7.75% cv. pfd.	8	5,110

Unisys Corp. Ser. A, 6.25% cv. pfd.	89	6,219

		11,329
Transportation (—%)

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.	492	4,553

		4,553
Utilities and power (0.3%)

AES Trust III $3.375 cv. pfd.	178	8,722

El Paso Energy Capital Trust I $2.375 cv. pfd.	177	8,146

Great Plains Energy, Inc. $6.00 cv. pfd.	132	8,361

PPL Corp. $4.375 cv. pfd.	140	7,675

		32,904

Total convertible preferred stocks (cost $257,419)		$224,730

CONVERTIBLE BONDS AND NOTES (2.2%)(a)
	Principal amount	Value

Basic materials (0.1%)

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	$3,000	$3,248

U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014	4,000	4,426

USEC, Inc. cv. sr. unsec. notes 3s, 2014	4,000	2,055

		9,729
Capital goods (0.2%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)	7,000	6,851

Icahn Enterprises LP/Icahn Enterprises Finance Corp. cv. sr. unsec. notes FRN 4s, 2013	5,000	4,663

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s (zero %, 3/1/16) 2026(STP)	6,000	4,463

Owens-Brockway Glass Container, Inc. 144A cv. company guaranty sr. unsec. notes 3s, 2015	4,000	3,685

		19,662
Communication services (0.4%)

Cogent Communication Group, Inc. cv. sr. unsec. notes 1s, 2027	5,000	4,450

Equinix, Inc. cv. sr. unsec. sub. notes 4 3/4s, 2016	6,000	8,340

Leap Wireless International, Inc. cv. sr. unsec. notes 4 1/2s, 2014	8,000	6,960

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 6 1/2s, 2016	4,000	5,455

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027	7,000	3,780

Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016 (United Kingdom)	5,000	7,038

		36,023
Consumer cyclicals (0.5%)

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015	4,000	4,300

Charming Shoppes, Inc. cv. sr. unsec. notes 1 1/8s, 2014	8,000	7,120

Digital River, Inc. 144A cv. sr. unsec. notes 2s, 2030	5,000	4,088

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	4,000	5,670

Liberty Media, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031	11,000	6,064

Live Nation Entertainment, Inc. cv. sr. unsec. notes 2 7/8s, 2027	9,000	8,044

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015	6,000	5,565

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014	4,000	5,170

		46,021
Consumer staples (0.1%)

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015	3,000	3,150

Spartan Stores, Inc. cv. sr. unsec. notes 3 3/8s, 2027	4,000	3,700

		6,850
Energy (0.2%)

Alpha Natural Resources, Inc. cv. sr. unsec. notes 2 3/8s, 2015	4,000	3,730

Endeavour International Corp. 144A cv. company guaranty sr. unsec. notes 5 1/2s, 2016	4,000	3,022

Goodrich Petroleum Corp. cv. sr. unsec. unsub. notes 5s, 2029	3,000	2,805

Helix Energy Solutions Group, Inc. cv. sr. unsec. unsub. notes 3 1/4s, 2025	4,000	4,055

James River Coal Co. 144A cv. sr. unsec. notes 3 1/8s, 2018	5,000	3,063

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041	5,000	5,253

		21,928
Financials (0.2%)

Ares Capital Corp. 144A cv. sr. unsec. notes 5 3/4s, 2016	5,000	4,770

Digital Realty Trust LP 144A cv. sr. unsec. notes 5 1/2s, 2029(R)	3,000	4,718

iStar Financial, Inc. cv. sr. unsec. unsub. notes FRN 0.872s, 2012(R)	5,000	4,569

KKR Financial Holdings, LLC cv. sr. unsec. notes 7 1/2s, 2017	4,000	5,215

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014	6,000	4,875

		24,147
Health care (0.3%)

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018	5,000	4,094

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2013 (China)	5,000	3,200

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China)	3,000	1,258

Dendreon Corp. cv. sr. unsec. notes 2 7/8s, 2016	3,000	2,108

Hologic, Inc. cv. sr. unsec. notes stepped-coupon 2s (zero %, 12/15/16) 2037(STP)	2,000	2,215

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (zero %, 12/15/13) 2037(STP)	6,000	5,670

LifePoint Hospitals, Inc. cv. sr. sub. notes 3 1/2s, 2014	5,000	5,181

Providence Service Corp. (The) cv. sr. unsec. sub. notes 6 1/2s, 2014	2,000	1,955

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017	5,000	5,938

		31,619
Technology (0.2%)

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s, 2015	9,000	8,798

Quantum Corp. cv. sr. unsec. sub. notes 3 1/2s, 2015(FWC)	3,000	2,899

TeleCommunication Systems, Inc. 144A cv. sr. unsec. notes 4 1/2s, 2014	5,000	4,194

TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s, 2015	3,000	3,154

		19,045
Transportation (—%)

Genco Shipping & Trading, Ltd. cv. sr. unsec. notes 5s, 2015	4,000	2,760

		2,760

Total convertible bonds and notes (cost $241,004)		$217,784

CORPORATE BONDS AND NOTES (1.9%)(a)
	Principal amount	Value

Basic materials (0.3%)

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019	$5,000	$6,257

Dow Chemical Co. (The) sr. unsec. notes 5 1/4s, 2041	5,000	4,865

International Paper Co. sr. unsec. notes 9 3/8s, 2019	5,000	6,365

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019	5,000	6,172

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec notes 6s, 2041 (Canada)	5,000	4,647

		28,306
Communication services (0.5%)

American Tower REIT, Inc. sr. unsec. notes 7s, 2017	5,000	5,747

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2017	5,000	2,900

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037	5,000	5,973

France Telecom sr. unsec. unsub. notes 8 1/2s, 2031 (France)	3,000	4,143

France Telecom sr. unsec. unsub. notes 5 3/8s, 2019 (France)	5,000	5,405

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)	3,000	2,926

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)	5,000	6,300

Qwest Corp. notes 6 3/4s, 2021	4,000	4,171

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)	5,000	4,795

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2041	10,000	9,893

		52,253
Consumer cyclicals (—%)

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021	5,000	4,976

		4,976
Consumer staples (0.1%)

Kraft Foods, Inc. sr. unsec. notes 6 1/2s, 2017	5,000	5,864

		5,864
Energy (0.2%)

Anadarko Petroleum Corp. sr. notes 5.95s, 2016	5,000	5,574

Peabody Energy Corp. 144A sr. unsec. notes 6s, 2018	5,000	4,994

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)	5,000	5,075

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)	5,000	5,708

		21,351
Financials (0.6%)

Citigroup, Inc. sr. unsec. notes 4 1/2s, 2022	5,000	4,630

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)	5,000	5,411

Deutsche Bank Capital Funding Trust VII 144A jr. unsec. sub. bonds FRB 5.628s, perpetual maturity	5,000	3,250

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032	15,000	16,230

HSBC Holdings PLC sr. unsec. notes 4 7/8s, 2022 (United Kingdom)	5,000	5,011

JPMorgan Chase Capital XX company guaranty jr. unsec. sub. notes Ser. T, 6.55s, 2036	10,000	9,963

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037	5,000	4,425

Willis Group Holdings Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021 (United Kingdom)	5,000	5,185

		54,105
Transportation (—%)

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042	5,000	4,981

		4,981
Utilities and power (0.2%)

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016	5,000	5,188

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 5.7s, 2042	5,000	5,267

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020	5,000	5,790

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019	5,000	6,520

		22,765

Total corporate bonds and notes (cost $197,262)		$194,601

MORTGAGE-BACKED SECURITIES (0.9%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.801s, 2049	$21,000	$21,832
Ser. 06-5, Class A3, 5.39s, 2047	20,000	20,800

LB-UBS Commercial Mortgage Trust Ser. 07-C1, Class A2, 5.318s, 2040	18,538	18,581

Merrill Lynch Mortgage Trust Ser. 05-CIP1, Class A3A, 4.949s, 2038	25,000	26,192

Total mortgage-backed securities (cost $86,573)		$87,405

SHORT-TERM INVESTMENTS (18.1%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.10%(e)	1,653,129	$1,653,129

U.S. Treasury Bills with an effective yield of 0.070%, February 9, 2012(SEG)	$5,000	4,999

U.S. Treasury Bills with effective yields ranging from 0.064% to 0.071%, July 26, 2012(SEGSF)	110,000	109,952

U.S. Treasury Bills with effective yields ranging from 0.072% to 0.074%, June 28, 2012(SEG)	50,000	49,978

Total short-term investments (cost $1,818,058)		$1,818,058

TOTAL INVESTMENTS

Total investments (cost $10,268,635)(b)		$9,987,045

FORWARD CURRENCY CONTRACTS at 11/30/11 (aggregate face value $173,885) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	British Pound	Buy	12/21/11	$1,884	$1,923	$(39)
	Euro	Sell	12/21/11	19,889	20,238	349
	Swedish Krona	Sell	12/21/11	1,077	1,046	(31)
	Swiss Franc	Sell	12/21/11	329	341	12
Barclays Bank PLC
	Japanese Yen	Buy	12/21/11	8,128	8,080	48
Citibank, N.A.
	British Pound	Buy	12/21/11	1,570	1,594	(24)
	Danish Krone	Buy	12/21/11	4,066	4,182	(116)
	Euro	Sell	12/21/11	8,870	9,070	200
	Hong Kong Dollar	Sell	12/21/11	3,566	3,566	—
	Singapore Dollar	Buy	12/21/11	1,483	1,495	(12)
	Swedish Krona	Buy	12/21/11	5,191	5,343	(152)
Credit Suisse AG
	Australian Dollar	Sell	12/21/11	1,536	1,542	6
	British Pound	Buy	12/21/11	9,575	9,727	(152)
	Euro	Sell	12/21/11	2,957	3,009	52
Deutsche Bank AG
	British Pound	Sell	12/21/11	1,256	1,276	20
	Swedish Krona	Sell	12/21/11	1,003	1,032	29
Goldman Sachs International
	British Pound	Buy	12/21/11	942	957	(15)
	Euro	Sell	12/21/11	1,747	1,778	31
	Japanese Yen	Sell	12/21/11	1,739	1,728	(11)
HSBC Bank USA, National Association
	Australian Dollar	Sell	12/21/11	2,867	2,875	8
	British Pound	Buy	12/21/11	942	956	(14)
	Euro	Buy	12/21/11	2,688	2,736	(48)
	New Zealand Dollar	Buy	12/21/11	1,557	1,495	62
	Swiss Franc	Buy	12/21/11	10,081	10,451	(370)
JPMorgan Chase Bank, N.A.
	British Pound	Buy	12/21/11	3,139	3,188	(49)
	Euro	Buy	12/21/11	2,419	2,462	(43)
	Hong Kong Dollar	Buy	12/21/11	1,300	1,300	—
	Japanese Yen	Sell	12/21/11	1,456	1,446	(10)
	Singapore Dollar	Sell	12/21/11	4,918	4,957	39
	Swiss Franc	Sell	12/21/11	1,205	1,191	(14)
Royal Bank of Scotland PLC (The)
	British Pound	Buy	12/21/11	2,982	3,028	(46)
	Euro	Buy	12/21/11	5,107	5,197	(90)
	Japanese Yen	Sell	12/21/11	4,993	4,960	(33)
	Swiss Franc	Sell	12/21/11	2,192	2,273	81
State Street Bank and Trust Co.
	Euro	Buy	12/21/11	8,332	8,477	(145)
UBS AG
	Australian Dollar	Buy	12/21/11	10,854	10,907	(53)
	British Pound	Sell	12/21/11	3,296	3,348	52
	Euro	Buy	12/21/11	135	164	(29)
	Israeli Shekel	Sell	12/21/11	692	709	17
	New Zealand Dollar	Sell	12/21/11	15,182	15,431	249
	Norwegian Krone	Buy	12/21/11	2,853	2,932	(79)
Westpac Banking Corp.
	Euro	Sell	12/21/11	2,285	2,326	41
	Japanese Yen	Buy	12/21/11	3,168	3,149	19

Total						$(260)

FUTURES CONTRACTS OUTSTANDING at 11/30/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Short)	1	$141,375	Mar-12	$1,654
U.S. Treasury Bond 30 yr (Long)	1	155,438	Mar-12	(2,893)
U.S. Treasury Note 2 yr (Long)	3	661,500	Mar-12	88
U.S. Treasury Note 5 yr (Short)	7	858,484	Mar-12	(614)
U.S. Treasury Note 10 yr (Long)	3	388,031	Mar-12	(1,389)

Total				$(3,154)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/11 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Deutsche Bank AG
	DJ CDX NA IG Series 17 Index	BBB+/P	$12,821	$650,000	12/20/16	100 bp	$4,592
	JPMorgan Chase Bank, N.A.
	DJ CDX EM Series 15 Version 1 Index	BB+/P	(50,000)	400,000	6/20/16	500 bp	(11,851)
	DJ CDX NA HY Series 17 Version 1 Index	B+/P	99,375	990,000	12/20/16	500 bp	19,961

	Total						$12,702

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2011. Securities rated by Putnam are indicated by “/P.”

Key to holding's abbreviations
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through November 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $10,051,770.
(b)	The aggregate identified cost on a tax basis is $10,268,639, resulting in gross unrealized appreciation and depreciation of $83,795 and $365,389, respectively, or net unrealized depreciation of $281,594.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Transactions during the period with a company which is under common ownership or control, or the fund owned at least 5% of the voting securities, were as follows:

Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sales proceeds	Investment income	Market value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$503,894	$7,266	$12,295	$—	$493,452
Putnam Absolute Return 300 Fund Class Y	1,184,448	18,065	5,617	—	1,177,475
Putnam Absolute Return 500 Fund Class Y	1,985,344	35,069	9,317	—	2,014,825
Putnam Absolute Return 700 Fund Class Y	295,114	8,540	1,398	—	302,582
Putnam Money Market Fund Class A	409,688	5,823	19,572	10	395,939

Totals	$4,378,488	$74,763	$48,199	$10	$4,384,273

Market values are shown for those securities affiliated at period end.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $319 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $267,445 and $746,297, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $4,245,882 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund uses futures contracts to hedge interest rate risk, to gain exposure to interest rates, to hedge prepayment risk, to equitize cash and to manage exposure to market risk.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Credit default contracts: The fund enters into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $50,315 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $109,945.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$35,295	$38,939	$—
Capital goods	46,289	41,112	—
Communication services	45,504	33,432	—
Conglomerates	13,716	9,853	—
Consumer cyclicals	103,906	39,985	—
Consumer staples	73,995	51,398	—
Energy	96,420	32,862	—
Financials	380,668	83,446	—
Health care	109,167	43,016	—
Technology	153,271	9,461	—
Transportation	5,403	6,882	—
Utilities and power	29,992	22,488	—
Total common stocks	1,093,626	412,874	—
Convertible bonds and notes	—	217,784	—
Convertible preferred stocks	—	224,730	—
Corporate bonds and notes	—	194,601	—
Investment Companies	4,510,898	—	—
Mortgage-backed securities	—	87,405	—
U.S. Treasury Obligations	—	1,427,069	—
Short-term investments	1,653,129	164,929	—

Totals by level	$7,257,653	$2,729,392	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(260)	$—
Futures contracts	(3,154)	—	—
Credit default contracts	—	(49,494)	—

Totals by level	$(3,154)	$(49,754)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$38,149	$87,643
Foreign exchange contracts	1,315	1,575
Interest rate contracts	1,742	4,896

Total	$41,206	$94,114

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 29, 2012

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 3

The fund's portfolio
11/30/11 (Unaudited)

COMMON STOCKS (30.4%)(a)
			Shares	Value

Banking (1.6%)

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			1,091	$9,260

Banco Santander Central Hispano SA (Spain)			5,087	38,163

Bank of America Corp.			1,244	6,767

Barclays PLC (United Kingdom)			4,517	13,005

Fifth Third Bancorp			449	5,428

Hudson City Bancorp, Inc.			644	3,600

Huntington Bancshares, Inc.			727	3,817

Intesa Sanpaolo SpA (Italy)			13,130	21,865

JPMorgan Chase & Co.			590	18,272

Lloyds Banking Group PLC (United Kingdom)(NON)			33,723	13,274

National Australia Bank, Ltd. (Australia)			1,791	44,603

PNC Financial Services Group, Inc.			271	14,691

State Street Corp.			90	3,569

Sumitomo Mitsui Financial Group, Inc. (Japan)			1,600	44,197

U.S. Bancorp			378	9,798

Wells Fargo & Co.			398	10,292

Westpac Banking Corp. (Australia)			535	11,662

				272,263
Basic materials (1.3%)

Albemarle Corp.			145	7,907

BASF SE (Germany)			242	17,588

Cytec Industries, Inc.			100	4,716

Domtar Corp. (Canada)			44	3,455

Fletcher Building, Ltd. (New Zealand)			2,878	13,594

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			405	16,038

International Flavors & Fragrances, Inc.			129	7,000

LyondellBasell Industries NV Class A (Netherlands)			96	3,136

MeadWestvaco Corp.			269	8,030

Monsanto Co.			72	5,288

Nippon Paper Group, Inc. (Japan)			1,800	38,665

Nitto Denko Corp. (Japan)			800	33,146

PPG Industries, Inc.			157	13,777

Rio Tinto PLC (United Kingdom)			117	6,197

Sealed Air Corp.			163	2,872

Syngenta AG (Switzerland)(NON)			43	12,690

voestalpine AG (Austria)			848	24,733

Weyerhaeuser Co.(R)			239	4,013

Yara International ASA (Norway)			101	4,123

				226,968
Capital goods (1.5%)

Autoliv, Inc. (Sweden)			76	4,049

Bekaert SA (Belgium)			363	14,427

Dover Corp.			265	14,567

Emerson Electric Co.			341	17,817

Fluor Corp.			103	5,646

Hitachi, Ltd. (Japan)			8,000	44,842

Lockheed Martin Corp.			194	15,161

Metso Corp. OYJ (Finland)			320	12,787

Mitsubishi Electric Corp. (Japan)			3,000	28,661

Parker Hannifin Corp.			202	16,722

Raytheon Co.			301	13,717

Regal-Beloit Corp.			129	6,793

SembCorp Industries, Ltd. (Singapore)			5,000	16,827

Singapore Technologies Engineering, Ltd. (Singapore)			3,000	6,327

Societe BIC SA (France)			348	30,889

Thomas & Betts Corp.(NON)			40	2,080

United Technologies Corp.			41	3,141

				254,453
Communication services (1.4%)

American Tower Corp. Class A(NON)			159	9,381

AT&T, Inc.			510	14,780

Chorus, Ltd. (New Zealand)			4,357	11,174

Comcast Corp. Class A			202	4,579

DIRECTV Class A(NON)			376	17,755

France Telecom SA (France)			1,783	30,795

IAC/InterActiveCorp.			405	16,961

MetroPCS Communications, Inc.(NON)			151	1,265

NII Holdings, Inc.(NON)			354	8,146

Partner Communications Co., Ltd. (Israel)			1,005	9,706

Telecom Corp. of New Zealand, Ltd. (New Zealand)			21,786	34,762

Telstra Corp., Ltd. (Australia)			13,513	44,309

Verizon Communications, Inc.			654	24,675

				228,288
Conglomerates (0.4%)

3M Co.			27	2,188

General Electric Co.			1,153	18,344

SPX Corp.			143	9,066

Vivendi (France)			1,670	38,534

				68,132
Consumer cyclicals (2.5%)

Advance Auto Parts, Inc.			129	8,929

Bridgestone Corp. (Japan)			500	11,612

Coach, Inc.			176	11,016

Dun & Bradstreet Corp. (The)			130	9,083

Expedia, Inc.			301	8,372

Foot Locker, Inc.			384	9,059

GameStop Corp. Class A(NON)			296	6,844

Harman International Industries, Inc.			145	5,989

Host Marriott Corp.(R)			2,527	35,757

Interpublic Group of Companies, Inc. (The)			770	7,223

Kimberly-Clark Corp.			250	17,868

Kingfisher PLC (United Kingdom)			5,550	22,379

Limited Brands, Inc.			237	10,032

Mediaset SpA (Italy)			2,620	7,740

Moody's Corp.			105	3,645

Navistar International Corp.(NON)			93	3,462

News Corp. Class A			319	5,563

Next PLC (United Kingdom)			555	23,463

Omnicom Group, Inc.			302	13,037

Peugeot SA (France)			610	11,434

R. R. Donnelley & Sons Co.			316	4,746

Sony Corp. (Japan)			800	14,412

Steven Madden, Ltd.(NON)			1	36

Swire Pacific, Ltd. (Hong Kong)			2,500	30,456

Thomas Cook Group PLC (United Kingdom)			8,131	2,344

TJX Cos., Inc. (The)			285	17,585

Trump Entertainment Resorts, Inc.(F)			6	26

TRW Automotive Holdings Corp.(NON)			99	3,233

Vertis Holdings, Inc.(F)			11	48

VF Corp.			91	12,621

Viacom, Inc. Class B			222	9,937

Volkswagen AG (Preference) (Germany)			227	38,980

Volvo AB Class B (Sweden)			324	3,726

Wal-Mart Stores, Inc.			544	32,042

Walt Disney Co. (The)			93	3,334

Williams-Sonoma, Inc.			204	7,705

				413,738
Consumer staples (2.1%)

Coca-Cola Co. (The)			200	13,446

Costco Wholesale Corp.			54	4,606

CVS Caremark Corp.			275	10,681

Dr. Pepper Snapple Group, Inc.			363	13,260

Energizer Holdings, Inc.(NON)			78	5,638

Genuine Parts Co.			197	11,525

Heineken NV (Netherlands)			398	18,691

Kao Corp. (Japan)			1,100	29,056

Kroger Co. (The)			331	7,673

Lorillard, Inc.			72	8,037

McDonald's Corp.			72	6,877

Metro AG (Germany)			273	13,423

Nestle SA (Switzerland)			1,189	66,706

PepsiCo, Inc.			141	9,024

Philip Morris International, Inc.			365	27,828

Procter & Gamble Co. (The)			323	20,856

Reckitt Benckiser Group PLC (United Kingdom)			422	21,345

Safeway, Inc.			640	12,800

Suedzucker AG (Germany)			383	12,180

Tesco PLC (United Kingdom)			4,192	26,753

Walgreen Co.			243	8,194

Woolworths, Ltd. (Australia)			422	10,814

				359,413
Energy (2.0%)

BP PLC (United Kingdom)			4,396	31,985

Caltex Australia, Ltd. (Australia)			844	11,375

Cameron International Corp.(NON)			340	18,357

Chevron Corp.			214	22,003

Compton Petroleum Corp. (Canada)(NON)			450	2,376

ConocoPhillips			264	18,828

Exxon Mobil Corp.			753	60,571

Halliburton Co.			216	7,949

HollyFrontier Corp.			236	5,487

JX Holdings, Inc. (Japan)			6,600	42,212

Marathon Oil Corp.			282	7,885

Marathon Petroleum Corp.			141	4,708

Murphy Oil Corp.			232	12,973

Occidental Petroleum Corp.			32	3,165

Oceaneering International, Inc.			378	17,978

Petrofac, Ltd. (United Kingdom)			778	17,796

Royal Dutch Shell PLC Class A (United Kingdom)			707	24,795

Schlumberger, Ltd.			61	4,595

Stallion Oilfield Holdings, Ltd.			28	882

Tesoro Corp.(NON)			230	5,495

Valero Energy Corp.			768	17,103

				338,518
Financial (0.2%)

Assurant, Inc.			176	6,906

Broadridge Financial Solutions, Inc.			128	2,889

Nasdaq OMX Group, Inc. (The)(NON)			266	6,983

Sovran Self Storage, Inc.(R)			578	24,068

				40,846
Financials (0.2%)

American Express Co.			143	6,870

Camden Property Trust(R)			154	8,890

Citigroup, Inc.			480	13,190

Goldman Sachs Group, Inc. (The)			59	5,656

Hartford Financial Services Group, Inc. (The)			419	7,441

				42,047
Health care (2.7%)

Abbott Laboratories			100	5,455

Aetna, Inc.			239	9,995

Allergan, Inc.			211	17,665

AmerisourceBergen Corp.			260	9,659

AstraZeneca PLC (United Kingdom)			1,005	46,576

Cardinal Health, Inc.			201	8,534

Covidien PLC (Ireland)			82	3,735

Eli Lilly & Co.			329	12,453

Forest Laboratories, Inc.(NON)			422	12,643

Fresenius SE (Germany)			398	38,274

Gilead Sciences, Inc.(NON)			452	18,012

Humana, Inc.			108	9,577

Johnson & Johnson			301	19,481

Laboratory Corp. of America Holdings(NON)			96	8,229

Medco Health Solutions, Inc.(NON)			254	14,394

Merck & Co., Inc.			277	9,903

Novartis AG (Switzerland)			375	20,247

Orion Oyj Class B (Finland)			621	12,617

Pfizer, Inc.			803	16,116

Sabra Health Care REIT, Inc.(R)			1,280	13,568

Sanofi (France)			262	18,338

Takeda Pharmaceutical Co., Ltd. (Japan)			1,000	40,965

UnitedHealth Group, Inc.			373	18,191

Ventas, Inc.(R)			1,183	62,415

Waters Corp.(NON)			176	14,080

				461,122
Insurance (0.5%)

Aflac, Inc.			156	6,777

Allied World Assurance Co. Holdings AG			129	7,674

American Financial Group, Inc.			26	936

Arch Capital Group, Ltd.(NON)			78	2,946

Assured Guaranty, Ltd. (Bermuda)			142	1,377

Aviva PLC (United Kingdom)			6,234	30,727

Baloise Holding AG Class R (Switzerland)			160	11,353

Berkshire Hathaway, Inc. Class B(NON)			153	12,050

Chubb Corp. (The)			79	5,328

Endurance Specialty Holdings, Ltd. (Bermuda)			134	4,847

RenaissanceRe Holdings, Ltd.			56	4,113

Travelers Cos., Inc. (The)			69	3,881

				92,009
Investment banking/Brokerage (0.4%)

Affiliated Managers Group(NON)			79	7,471

Delek Group, Ltd. (Israel)			23	4,264

Kinnevik Investment AB Class B (Sweden)			1,478	29,977

Man Group PLC (United Kingdom)			10,462	23,493

Morgan Stanley			441	6,522

				71,727
Real estate (10.0%)

Alexandria Real Estate Equities, Inc.(R)			127	8,326

Annaly Capital Management, Inc.(R)			453	7,280

Ashford Hospitality Trust, Inc.(R)			2,077	16,533

AvalonBay Communities, Inc.(R)			709	88,519

Boston Properties, Inc.(R)			636	60,662

BRE Properties(R)			848	41,264

Cedar Shopping Centers, Inc.(R)			3,255	10,872

Cogdell Spencer, Inc.(R)			2,722	10,208

CommonWealth REIT(R)			1,705	28,542

Coresite Realty Corporation(R)			1,333	22,328

CubeSmart(R)			2,177	21,705

DCT Industrial Trust, Inc.(R)			3,884	18,682

Digital Realty Trust, Inc.(R)			261	16,574

Douglas Emmett, Inc.(R)			1,870	33,623

Duke Realty Investments, Inc.(R)			145	1,682

DuPont Fabros Technology, Inc.(R)			951	21,426

Education Realty Trust, Inc.(R)			2,561	23,869

Equity Residential Trust(R)			1,357	74,893

Essex Property Trust, Inc.(R)			345	45,833

Extra Space Storage, Inc.(R)			1,321	31,836

Federal Realty Investment Trust(R)			560	49,521

General Growth Properties (R )			1,192	16,783

Hang Lung Group, Ltd. (Hong Kong)			3,000	16,046

HCP, Inc.(R)			2,212	85,494

Health Care REIT, Inc.(R)			656	32,912

Highwoods Properties, Inc.(R)			1,114	32,128

Hospitality Properties Trust(R)			1,404	30,930

Kimco Realty Corp.(R)			3,328	52,483

Kite Realty Group Trust(R)			3,004	12,677

Lexington Realty Trust(R)			3,977	30,146

Liberty Property Trust(R)			1,175	35,027

Macerich Co. (The)(R)			405	20,291

National Retail Properties, Inc.(R)			1,213	31,354

Pennsylvania Real Estate Investment Trust(R)			1,601	14,937

Piedmont Office Realty Trust, Inc. Class A(R)			2,161	35,959

Post Properties, Inc.(R)			843	33,712

ProLogis, Inc.(R)			1,888	52,524

Public Storage(R)			915	120,689

Rayonier, Inc.(R)			339	13,777

Realty Income Corp.(R)			274	9,278

Regency Centers Corp.(R)			987	36,677

Retail Opportunity Investments Corp.(R)			1,524	17,953

Senior Housing Properties Trust(R)			224	4,908

Simon Property Group, Inc.(R)			1,739	216,227

SL Green Realty Corp.(R)			250	16,460

Taubman Centers, Inc.(R)			101	6,295

UDR, Inc.(R)			615	14,453

Vornado Realty Trust(R)			719	53,530

Wheelock and Co., Ltd. (Hong Kong)			3,000	7,998

Winthrop Realty Trust(R)			1,500	14,010

				1,699,836
Technology (2.2%)

Accenture PLC Class A			253	14,656

Apple, Inc.(NON)			182	69,560

Applied Materials, Inc.			1,353	14,585

CA, Inc.			289	6,127

Cisco Systems, Inc.			263	4,902

Dell, Inc.(NON)			791	12,466

Fujitsu, Ltd. (Japan)			3,000	15,980

Google, Inc. Class A(NON)			49	29,370

Harris Corp.			91	3,240

Hewlett-Packard Co.			460	12,857

Honeywell International, Inc.			386	20,902

IBM Corp.			155	29,140

Intel Corp.			352	8,768

L-3 Communications Holdings, Inc.			173	11,470

Microsoft Corp.			1,559	39,879

Nokia OYJ (Finland)			2,792	16,164

Novellus Systems, Inc.(NON)			154	5,331

Oracle Corp.			309	9,687

QLogic Corp.(NON)			605	9,027

Qualcomm, Inc.			86	4,713

Tech Data Corp.(NON)			118	5,809

Teradata Corp.(NON)			88	4,772

Teradyne, Inc.(NON)			687	9,247

Western Digital Corp.(NON)			173	5,029

				363,681
Transportation (0.2%)

ComfortDelgro Corp., Ltd. (Singapore)			12,000	13,337

Firstgroup PLC (United Kingdom)			1,048	5,390

Southwest Airlines Co.			426	3,570

United Continental Holdings, Inc.(NON)			442	7,943

Yangzijiang Shipbuilding Holdings, Ltd. (China)			13,000	9,402

				39,642
Utilities and power (1.2%)

AES Corp. (The)(NON)			668	8,069

Alliant Energy Corp.			99	4,179

Ameren Corp.			94	3,178

American Electric Power Co., Inc.			111	4,404

CMS Energy Corp.			187	3,912

El Paso Corp.			1,871	46,794

Enel SpA (Italy)			3,946	16,761

Energias de Portugal (EDP) SA (Portugal)			11,299	36,219

Entergy Corp.			85	5,981

Exelon Corp.			362	16,040

NRG Energy, Inc.(NON)			202	3,975

Public Power Corp. SA (Greece)			954	5,382

Red Electrica Corp. SA (Spain)			672	29,552

TECO Energy, Inc.			593	11,137

Westar Energy, Inc.			137	3,784

				199,367

Total common stocks (cost $5,109,945)				$5,172,050

CORPORATE BONDS AND NOTES (11.4%)(a)
			Principal amount	Value

Basic materials (0.5%)

ArcelorMittal sr. unsec. unsub. notes 7s, 2039 (France)			$5,000	$4,399

Associated Materials, LLC company guaranty sr. notes 9 1/8s, 2017			5,000	4,231

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			5,000	5,088

Dow Chemical Co. (The) sr. unsec. notes 5 1/4s, 2041			5,000	4,865

Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes 8 3/8s, 2017 (Indonesia)			20,000	21,275

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			5,000	4,925

Old All, Inc. company guaranty sr. unsec. notes 9s, 2014 (In default)(F)(NON)			15,000	—

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			15,000	16,013

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			5,000	5,150

Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)			8,000	9,840

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)			5,000	5,844

Teck Resources Limited sr. notes 9 3/4s, 2014 (Canada)			1,000	1,180

Tube City IMS Corp. company guaranty sr. unsec. sub. notes 9 3/4s, 2015			5,000	5,038

				87,848
Capital goods (0.3%)

Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016			25,000	25,438

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			10,000	12,237

Ryerson, Inc. company guaranty sr. notes 12s, 2015			5,000	5,013

				42,688
Communication services (2.1%)

American Tower Corp. sr. unsec. notes 7 1/4s, 2019			5,000	5,702

American Tower Corp. sr. unsec. notes 7s, 2017			5,000	5,747

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018			5,000	5,707

CCH II, LLC/CCH II Capital company guaranty sr. unsec. notes 13 1/2s, 2016			43,854	50,542

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2017			24,000	13,920

Comcast Cable Communications company guaranty sr. unsub. notes 8 7/8s, 2017			5,000	6,383

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			5,000	5,973

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			5,000	5,149

CSC Holdings, LLC sr. unsec. unsub. notes 8 1/2s, 2014			5,000	5,544

France Telecom sr. unsec. unsub. notes 8 1/2s, 2031 (France)			3,000	4,143

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)			3,000	2,926

Intelsat Jackson Holding Co. company guaranty sr. unsec. notes 11 1/4s, 2016 (Bermuda)			20,000	20,750

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			5,156	4,731

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			10,000	9,200

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			5,000	6,300

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2014			26,000	26,488

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			15,000	17,025

Qwest Communications International, Inc. company guaranty Ser. B, 7 1/2s, 2014			100,000	100,625

Qwest Corp. notes 6 3/4s, 2021			4,000	4,171

SBA Tower Trust 144A company guaranty asset backed notes 5.101s, 2017			10,000	10,534

Sprint Capital Corp. company guaranty 6 7/8s, 2028			40,000	27,900

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			5,000	4,462

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			5,000	5,946

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013			5,000	5,288

				355,156
Consumer cyclicals (1.5%)

Advance Auto Parts, Inc. company guaranty sr. unsec. notes 5 3/4s, 2020			5,000	5,408

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			5,000	4,350

American Media, Inc. 144A notes 13 1/2s, 2018			320	248

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			5,000	3,213

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			52,000	33,280

Cenveo Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2016			10,000	8,450

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			5,000	5,411

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			20,000	21,050

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			5,000	5,100

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040			5,000	5,444

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes Ser. Q, 6 3/4s, 2016(R)			10,000	10,288

Isle of Capri Casinos, Inc. company guaranty 7s, 2014			6,000	5,550

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017			30,000	31,800

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			20,000	19,500

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016			5,000	5,150

Liberty Interactive, LLC debs. 8 1/4s, 2030			5,000	4,838

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			20,000	900

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			5,000	5,250

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			5,000	5,075

QVC, Inc. 144A sr. notes 7 1/8s, 2017			5,000	5,238

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017			10,000	9,875

Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016 (In default)(F)(NON)			15,000	2

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			5,000	6,223

Travelport, LLC company guaranty 9 7/8s, 2014			30,000	18,150

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			15,000	16,950

Yankee Candle Co. company guaranty sr. notes Ser. B, 8 1/2s, 2015			25,000	24,938

				261,681
Consumer staples (0.9%)

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			5,000	6,439

Claire's Stores, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2015			14,099	10,469

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			10,000	10,950

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			8,000	8,660

CVS Caremark Corp. jr. unsec. sub. bonds FRB 6.302s, 2037			5,000	4,988

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			10,000	11,640

Hertz Corp. company guaranty sr. unsec. notes 8 7/8s, 2014			4,000	4,030

McDonald's Corp. sr. unsec. notes 5.7s, 2039			15,000	18,903

Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp. company guaranty sr. unsec. notes 9 1/4s, 2015			5,000	5,113

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			5,000	4,900

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			20,000	17,500

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016			25,000	26,563

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			10,000	11,525

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			10,000	10,800

				152,480
Energy (0.9%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			2,000	1,910

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			5,000	6,020

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			5,000	5,380

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 7/8s, 2017			5,000	5,100

Chesapeake Energy Corp. company guaranty 6 1/2s, 2017			15,000	15,675

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			3,000	2,910

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020			5,000	5,389

Helix Energy Solutions Group, Inc. 144A sr. unsec. notes 9 1/2s, 2016			40,000	41,600

Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014			5,000	5,025

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014			5,000	5,050

OPTI Canada, Inc. company guaranty sr. sec. notes 8 1/4s, 2014 (Canada) (In default)(NON)			5,000	3,356

Peabody Energy Corp. company guaranty 7 3/8s, 2016			20,000	21,650

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			5,000	5,075

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039			10,000	13,690

Williams Cos., Inc. (The) notes 8 3/4s, 2032			11,000	14,851

Williams Cos., Inc. (The) notes 7 3/4s, 2031			4,000	4,990

				157,671
Financials (1.8%)

Ally Financial, Inc. company guaranty sr. unsec. notes 7s, 2012			3,000	3,000

Ally Financial, Inc. company guaranty sr. unsec. notes 6 7/8s, 2012			3,000	3,030

Ally Financial, Inc. company guaranty sr. unsec. notes 6 5/8s, 2012			6,000	6,060

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.727s, 2014			1,000	870

American Express Co. sr. unsec. notes 8 1/8s, 2019			20,000	25,260

BankAmerica Capital III bank guaranteed jr. unsec. FRN 0.973s, 2027			20,000	14,056

Barclays Bank PLC 144A jr. unsec. sub. notes FRN 6.86s, 2049 (United Kingdom)			15,000	9,750

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018			15,000	17,291

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			5,000	4,877

Capital One Capital V company guaranty jr. unsec. sub. notes 10 1/4s, 2039			5,000	5,188

CIT Group, Inc. 144A bonds 7s, 2017			40,000	39,400

Citigroup, Inc. sr. unsec. notes 4 1/2s, 2022			5,000	4,630

Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012			5,000	5,056

Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN 5.86s, 2017 (United Kingdom)			10,000	7,800

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			5,000	5,411

Deutsche Bank Capital Funding Trust VII 144A jr. unsec. sub. bonds FRB 5.628s, perpetual maturity			5,000	3,250

Fleet Capital Trust V bank guaranteed jr. sub. FRN 1.35s, 2028			10,000	7,113

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.653s, 2016			5,000	4,567

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			5,000	5,410

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021			5,000	4,535

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			5,000	5,337

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB 8 1/8s, 2038			5,000	4,875

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, perpetual maturity (Jersey)			5,000	3,050

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			15,000	14,513

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			5,000	4,475

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017			5,000	5,050

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. notes FRN 7s, 2037			5,000	4,150

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes 6 3/8s, 2021 (United Kingdom)			5,000	4,950

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			5,000	7,153

MetLife, Inc. sr. unsec. 6 3/4s, 2016			5,000	5,680

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec notes 6 7/8s, 2021 (R )			5,000	4,950

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			9,000	8,865

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037			10,000	10,052

Prudential Financial, Inc. sr. unsec. unsub. notes Ser. MTNB, 5.1s, 2014			10,000	10,717

State Street Capital Trust IV company guaranty jr. unsec. sub. bonds FRB 1.347s, 2037			15,000	10,281

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)			5,000	5,441

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017(R)			5,000	5,194

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			5,000	5,640

Willis Group Holdings Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021 (United Kingdom)			10,000	10,370

				307,297
Health care (0.3%)

Aetna, Inc. sr. unsec. notes 6 1/2s, 2018			5,000	6,012

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			20,000	21,550

HCA, Inc. sr. unsec. notes 6 1/4s, 2013			2,000	2,030

Select Medical Corp. company guaranty 7 5/8s, 2015			3,000	2,783

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			8,000	7,680

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			5,492	5,437

WellPoint, Inc. notes 7s, 2019			5,000	5,992

				51,484
Technology (0.7%)

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			15,000	11,738

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			5,000	3,813

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018			3,000	3,114

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			55,270	50,296

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			3,000	3,075

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			10,000	10,300

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015(F)			16,000	15,760

KLA-Tencor Corp. sr. unsec. notes 6.9s, 2018			5,000	5,640

Lexmark International Inc, sr. unsec. notes 5.9s, 2013			5,000	5,278

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015			4,000	4,120

				113,134
Transportation (0.1%)

Burlington Northern Santa Fe Corp. sr. unsec. notes 5 3/4s, 2018			5,000	5,837

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042			5,000	4,981

				10,818
Utilities and power (2.3%)

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			15,000	16,125

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			5,000	6,557

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			5,000	5,735

CMS Energy Corp. sr. unsec. unsub. notes FRN 1.353s, 2013			10,000	9,800

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			100,000	107,709

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017			5,000	5,860

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019 (In default)(NON)			30,000	20,850

Edison Mission Energy sr. unsec. notes 7.2s, 2019			10,000	5,900

El Paso Corp. sr. notes Ser. GMTN, 7 3/4s, 2032			5,000	5,738

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032			5,000	6,225

Electricite de France 144A notes 6.95s, 2039 (France)			5,000	5,864

Energy Future Holdings Corp. sr. notes 9 3/4s, 2019			35,000	34,563

Energy Future Intermediate Holding Co., LLC sr. notes 9 3/4s, 2019			37,000	36,538

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 5.7s, 2042			5,000	5,267

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036			5,000	5,470

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			5,000	5,250

Nevada Power Co. notes 6 1/2s, 2018			10,000	11,985

NGPL PipeCo, LLC 144A sr. unsec. notes 7.119s, 2017			5,000	5,253

NRG Energy, Inc. company guaranty 7 3/8s, 2017			5,000	5,200

Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012			4,149	4,150

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			15,000	15,338

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			4,000	4,447

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			5,000	4,975

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018			5,000	5,651

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019			10,000	13,039

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s, 2067 (Canada)			10,000	9,989

Union Electric Co. 1st mtge. sr. sec. bonds 6.7s, 2019			5,000	6,083

Westar Energy, Inc. 1st mtge. sec. bonds 8 5/8s, 2018			15,000	19,927

Wisconsin Energy Corp. jr. unsec. sub. notes FRN 6 1/4s, 2067			5,000	5,000

				394,488

Total corporate bonds and notes (cost $1,943,245)				$1,934,745

INVESTMENT COMPANIES (11.2%)(a)
			Shares	Value

Financial Select Sector SPDR Fund(S)			928	$11,888

iShares MSCI EAFE Index Fund			1,351	69,293

Putnam Absolute Return 700 Fund (Class Y)			149,953	1,686,969

SPDR S&P 500 ETF Trust			902	112,849

SPDR S&P Midcap 400 ETF Trust			98	15,779

Total investment Companies (cost $1,966,522)				$1,896,778

CONVERTIBLE PREFERRED STOCKS (7.3%)(a)
			Shares	Value

Banking (0.6%)

Bank of America Corp. Ser. L, 7.25% cv. pfd.			62	$47,973

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			55	57,970

				105,943
Basic materials (0.3%)

Smurfit-Stone Container Corp. (Escrow) zero % cv. pfd.(F)			1,775	18

Vale Capital II $3.375 cv. pfd. (Cayman Islands)			650	42,291

				42,309
Communication services (0.5%)

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			800	31,800

Crown Castle International Corp. $3.125 cum. cv. pfd.			795	47,008

				78,808
Consumer cyclicals (1.6%)

Callaway Golf Co. Ser. B, 7.50% cv. pfd.			210	20,213

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)			2,020	42,988

General Motors Co. Ser. B, $2.375 cv. pfd.			2,265	77,293

Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv. pfd.			41	39,132

Nielsen Holdings NV $3.125 cv. pfd.			760	42,275

Stanley Black & Decker, Inc. $4.75 cv. pfd.			390	44,331

				266,232
Consumer staples (0.4%)

Bunge, Ltd. $4.875 cv. pfd.			370	35,751

Dole Food Automatic Exchange 144A 7.00% cv. pfd.			1,470	12,216

Newell Financial Trust I $2.625 cum. cv. pfd.			650	28,194

				76,161
Energy (0.6%)

Apache Corp. Ser. D, $3.00 cv. pfd.			855	48,414

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			43	46,709

				95,123
Financials (1.5%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.			1,375	32,546

AMG Capital Trust II $2.575 cv. pfd.			1,085	43,400

Citigroup, Inc. $7.50 cv. pfd.			640	54,042

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.			1,435	27,687

Hartford Financial Services Group, Inc. (The) $1.182 cv. pfd.			1,095	21,407

Huntington Bancshares Ser. A, 8.50% cv. pfd.			33	34,584

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd. (In default)(NON)			18	16

MetLife, Inc. $3.75 cv. pfd.			661	40,182

				253,864
Insurance (—%)

Assured Guaranty, Ltd. $4.25 cv. pfd. (Bermuda)			185	7,644

				7,644
Real estate (0.2%)

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.			725	35,525

				35,525
Technology (0.4%)

Lucent Technologies Capital Trust I 7.75% cv. pfd.			40	25,550

Unisys Corp. Ser. A, 6.25% cv. pfd.			540	37,733

				63,283
Transportation (0.1%)

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.			2,670	24,708

				24,708
Utilities and power (1.1%)

AES Trust III $3.375 cv. pfd.			1,085	53,165

El Paso Energy Capital Trust I $2.375 cv. pfd.			965	44,409

Great Plains Energy, Inc. $6.00 cv. pfd.			705	44,655

PPL Corp. $4.375 cv. pfd.			850	46,597

				188,826

Total convertible preferred stocks (cost $1,364,185)				$1,238,426

CONVERTIBLE BONDS AND NOTES (7.1%)(a)
			Principal amount	Value

Basic materials (0.3%)

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			$18,000	$19,485

U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014			16,000	17,706

USEC, Inc. cv. sr. unsec. notes 3s, 2014			20,000	10,275

				47,466
Capital goods (0.6%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)			39,000	38,171

Icahn Enterprises LP 144A cv. sr. unsec. notes FRN 4s, 2013			20,000	18,800

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s (0s, 3/1/16) 2026(STP)			35,000	26,031

Owens-Brockway Glass Container, Inc. 144A cv. company guaranty sr. unsec. notes 3s, 2015			22,000	20,268

				103,270
Communication services (1.1%)

Cogent Communication Group, Inc. cv. sr. unsec. notes 1s, 2027			23,000	20,470

Equinix, Inc. cv. sr. unsec. sub. notes 4 3/4s, 2016			29,000	40,310

Leap Wireless International, Inc. cv. sr. unsec. notes 4 1/2s, 2014			46,000	40,020

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 6 1/2s, 2016			23,000	31,366

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027			38,000	20,522

Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016 (United Kingdom)			26,000	36,595

				189,283
Consumer cyclicals (1.3%)

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			12,000	12,900

Charming Shoppes, Inc. cv. sr. unsec. notes 1 1/8s, 2014			44,000	39,160

Digital River, Inc. 144A cv. sr. unsec. notes 2s, 2030			28,000	22,890

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			20,000	28,350

Liberty Media, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			63,000	34,729

Live Nation Entertainment, Inc. cv. sr. unsec. notes 2 7/8s, 2027			37,000	33,069

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015			35,000	32,463

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			19,000	24,558

				228,119
Consumer staples (0.2%)

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015			15,000	15,750

Spartan Stores, Inc. cv. sr. unsec. notes 3 3/8s, 2027			22,000	20,350

				36,100
Energy (0.7%)

Alpha Natural Resources, Inc. cv. sr. unsec. notes 2 3/8s, 2015			17,000	15,853

Endeavour International Corp. 144A cv. company guaranty sr. unsec. notes 5 1/2s, 2016			24,000	18,130

Goodrich Petroleum Corp. cv. sr. unsec. unsub. notes 5s, 2029			18,000	16,830

Helix Energy Solutions Group, Inc. cv. sr. unsec. unsub. notes 3 1/4s, 2025			24,000	24,330

James River Coal Co. 144A cv. sr. unsec. notes 3 1/8s, 2018			20,000	12,250

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041			25,000	26,263

Trico Marine Services, Inc. cv. sr. unsec. debs. 3s, 2027 (In default)(NON)			15,000	150

				113,806
Financials (0.7%)

Ares Capital Corp. 144A cv. sr. unsec. notes 5 3/4s, 2016			29,000	27,663

Digital Realty Trust LP 144A cv. sr. unsec. notes 5 1/2s, 2029(R)			15,000	23,588

iStar Financial, Inc. cv. sr. unsec. unsub. notes FRN 0.872s, 2012(R)			25,000	22,845

KKR Financial Holdings, LLC cv. sr. unsec. notes 7 1/2s, 2017			18,000	23,468

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014			25,000	20,313

				117,877
Health care (0.9%)

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018			27,000	22,106

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2013 (China)			25,000	16,000

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China)			14,000	5,869

Dendreon Corp. cv. sr. unsec. notes 2 7/8s, 2016			18,000	12,645

Hologic, Inc. cv. sr. unsec. notes stepped-coupon 2s (0s, 12/15/16) 2037(STP)			12,000	13,290

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (0s, 12/15/13) 2037(STP)			35,000	33,075

LifePoint Hospitals, Inc. cv. sr. sub. notes 3 1/2s, 2014			15,000	15,544

Providence Service Corp. (The) cv. sr. unsec. sub. notes 6 1/2s, 2014			9,000	8,798

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017			25,000	29,688

				157,015
Technology (1.2%)

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s, 2015			42,000	41,055

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes 2 5/8s, 2026			20,000	21,950

Quantum Corp. cv. sr. unsec. sub. notes 3 1/2s, 2015			17,000	16,426

Safeguard Scientifics, Inc. cv. sr. unsec. sub. notes 10 1/8s, 2014			55,000	75,281

TeleCommunication Systems, Inc. 144A cv. sr. unsec. notes 4 1/2s, 2014			27,000	22,646

TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s, 2015			20,000	20,730

				198,088
Transportation (0.1%)

Genco Shipping & Trading, Ltd. cv. sr. unsec. notes 5s, 2015			23,000	15,870

				15,870

Total convertible bonds and notes (cost $1,203,464)				$1,206,894

U.S. TREASURY OBLIGATIONS (4.1%)(a)
			Principal amount	Value

U.S. Treasury Bonds
5 1/4s, November 15, 2028			$15,000	$20,214
4 1/2s, February 15, 2036			17,000	21,635
4 3/8s, May 15, 2041			117,000	147,676

U.S. Treasury Notes
3 1/8s, October 31, 2016			75,000	82,887
2 5/8s, February 29, 2016			27,000	29,146
2 1/8s, August 15, 2021			59,000	59,406
1 7/8s, September 30, 2017			81,000	84,072
1 3/8s, May 15, 2013			68,000	69,144
1s, August 31, 2016			177,000	177,961

Total U.S. treasury Obligations (cost $685,929)				$692,141

MORTGAGE-BACKED SECURITIES (0.7%)(a)
			Principal amount	Value

Banc of America Commercial Mortgage, Inc. Ser. 07-2, Class A2, 5.634s, 2049(F)			$7,743	$7,832

Commercial Mortgage Pass-Through Certificates FRB Ser. 04-LB3A, Class B, 5.527s, 2037(F)			25,000	23,941

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.965s, 2039			8,947	8,988

CS First Boston Mortgage Securities Corp. 144A Ser. 03-C3, Class AX, IO, 1.914s, 2038			179,911	3,085

GS Mortgage Securities Corp. II 144A Ser. 03-C1, Class X1, IO, 0.998s, 2040			135,199	748

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 07-LDPX, Class A3S, 5.317s, 2049			14,000	14,330
Ser. 04-CB8, Class B, 4 1/2s, 2039			10,000	9,219
FRB Ser. 05-CB13, Class X2, IO, 0.036s, 2043			26,112,025	6,424

LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035			2,000	2,065

LB-UBS Commercial Mortgage Trust Ser. 03-C5, Class F, 4.843s, 2037			10,000	9,150

LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C2, Class XCL, IO, 0.335s, 2040			269,056	2,124
Ser. 06-C1, Class XCL, IO, 0.166s, 2041			286,335	3,051

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A2, 5.919s, 2050			23,411	23,616

Total mortgage-backed securities (cost $116,915)				$114,573

UNITS (0.2%)(a)
			Units	Value

Ashland, Inc. cv. jr. unsec. sub. debs. units 6 1/2s, 2029			45,000	$31,500

Total Units (cost $41,528)				$31,500

MUNICIPAL BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$10,000	$11,735

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			10,000	12,343

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			5,000	5,578

Total municipal bonds and notes (cost $25,070)				$29,656

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			5	$3,503

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			430	8,170

Total preferred stocks (cost $14,295)				$11,673

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$0.01	6,345	$1,523

Total warrants (cost $1,269)				$1,523

SHORT-TERM INVESTMENTS (28.7%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)			10,000	$10,000

Putnam Money Market Liquidity Fund 0.10%(e)			2,507,987	2,507,987

U.S. Treasury Bills with effective yields ranging from 0.072% to 0.105%, July 26, 2012(SEG)			$140,000	139,907

U.S. Treasury Bills with effective yields ranging from 0.073% to 0.075%, June 28, 2012(SEG)			130,000	129,944

U.S. Treasury Bills with effective yields ranging from 0.128% to 0.131%, May 3, 2012			84,000	83,953

U.S. Treasury Bills with effective yields of 0.006%, March 1, 2012			1,000,000	999,985

Federal Home Loan Discount Notes with effective yields ranging from 0.029% to 0.030%, December 21, 2011			1,000,000	999,983

Total short-term investments (cost $4,871,759)				$4,871,759

TOTAL INVESTMENTS

Total investments (cost $17,344,126)(b)				$17,201,718

FORWARD CURRENCY CONTRACTS at 11/30/11 (aggregate face value $13,799,806) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	12/21/11	$2,970	$2,984	$(14)
	British Pound	Sell	12/21/11	12,086	12,286	200
	Euro	Buy	12/21/11	101,731	103,512	(1,781)
	Japanese Yen	Buy	12/21/11	14,634	14,549	85
	Mexican Peso	Buy	12/21/11	124	125	(1)
	Norwegian Krone	Buy	12/21/11	21,284	21,875	(591)
	Swedish Krona	Sell	12/21/11	6,179	6,172	(7)
	Swiss Franc	Sell	12/21/11	3,945	4,094	149
Barclays Bank PLC
	Australian Dollar	Sell	12/21/11	11,059	11,111	52
	British Pound	Buy	12/21/11	19,463	19,763	(300)
	Euro	Buy	12/21/11	59,265	60,327	(1,062)
	Hong Kong Dollar	Sell	12/21/11	1,262	1,262	—
	Japanese Yen	Sell	12/21/11	5,999	5,963	(36)
	Mexican Peso	Buy	12/21/11	117	117	—
	New Zealand Dollar	Sell	12/21/11	39,785	40,408	623
	Swedish Krona	Buy	12/21/11	5,855	6,027	(172)
	Swiss Franc	Buy	12/21/11	5,150	5,332	(182)
Citibank, N.A.
	Australian Dollar	Sell	12/21/11	3,277	3,292	15
	British Pound	Buy	12/21/11	13,813	14,022	(209)
	Canadian Dollar	Sell	12/21/11	49,299	49,499	200
	Danish Krone	Buy	12/21/11	15,938	16,395	(457)
	Euro	Buy	12/21/11	296,189	301,271	(5,082)
	Hong Kong Dollar	Sell	12/21/11	425	425	—
	Norwegian Krone	Sell	12/21/11	1,643	1,688	45
	Singapore Dollar	Sell	12/21/11	8,041	8,105	64
	South African Rand	Buy	12/21/11	1,236	1,287	(51)
	Swiss Franc	Buy	12/21/11	13,149	13,640	(491)
Credit Suisse AG
	Australian Dollar	Sell	12/21/11	36,351	36,487	136
	British Pound	Buy	12/21/11	65,453	66,492	(1,039)
	Canadian Dollar	Sell	12/21/11	2,352	2,361	9
	Euro	Sell	12/21/11	170,268	173,293	3,025
	Japanese Yen	Buy	12/21/11	158,495	157,567	928
	Mexican Peso	Buy	12/21/11	131	133	(2)
	Norwegian Krone	Buy	12/21/11	23,342	23,991	(649)
	Swiss Franc	Sell	12/21/11	4,602	4,768	166
Deutsche Bank AG
	Australian Dollar	Buy	12/21/11	20,889	20,950	(61)
	British Pound	Sell	12/21/11	18,836	19,134	298
	Euro	Buy	12/21/11	20,023	20,383	(360)
	Mexican Peso	Buy	12/21/11	62,053	62,684	(631)
	Swiss Franc	Buy	12/21/11	1,863	1,930	(67)
Goldman Sachs International
	British Pound	Sell	12/21/11	11,772	11,959	187
	Euro	Buy	12/21/11	28,625	29,139	(514)
	Japanese Yen	Sell	12/21/11	219,578	218,181	(1,397)
	Norwegian Krone	Sell	12/21/11	1,937	1,989	52
	Swedish Krona	Sell	12/21/11	2,492	2,566	74
	Swiss Franc	Buy	12/21/11	2,192	2,269	(77)
HSBC Bank USA, National Association
	Australian Dollar	Buy	12/21/11	364,639	365,651	(1,012)
	British Pound	Sell	12/21/11	113,641	115,406	1,765
	Euro	Sell	12/21/11	169,999	173,024	3,025
	Hong Kong Dollar	Sell	12/21/11	6,102	6,102	—
	New Zealand Dollar	Sell	12/21/11	16,973	17,244	271
	Norwegian Krone	Buy	12/21/11	4,409	4,532	(123)
	Singapore Dollar	Sell	12/21/11	1,874	1,888	14
	Swiss Franc	Sell	12/21/11	2,520	2,612	92
JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	12/21/11	99,326	99,792	466
	British Pound	Buy	12/21/11	10,673	10,840	(167)
	Canadian Dollar	Buy	12/21/11	97,814	98,194	(380)
	Euro	Sell	12/21/11	4,928,499	5,014,766	86,267
	Hong Kong Dollar	Sell	12/21/11	2,381	2,382	1
	Hungarian Forint	Sell	12/21/11	228	231	3
	Japanese Yen	Sell	12/21/11	6,870	6,826	(44)
	Mexican Peso	Buy	12/21/11	10,779	10,855	(76)
	Singapore Dollar	Sell	12/21/11	7,026	7,082	56
	South African Rand	Buy	12/21/11	649	673	(24)
	Swiss Franc	Sell	12/21/11	2,082	1,979	(103)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	12/21/11	2,458	2,465	(7)
	British Pound	Buy	12/21/11	11,615	11,794	(179)
	Euro	Sell	12/21/11	119,739	121,863	2,124
	Israeli Shekel	Buy	12/21/11	1,704	1,747	(43)
	Japanese Yen	Sell	12/21/11	1,315	1,307	(8)
	Norwegian Krone	Sell	12/21/11	2,075	2,132	57
	Swedish Krona	Buy	12/21/11	383	395	(12)
	Swiss Franc	Sell	12/21/11	8,547	8,744	197
State Street Bank and Trust Co.
	Australian Dollar	Sell	12/21/11	60,824	61,104	280
	British Pound	Sell	12/21/11	54,466	55,319	853
	Canadian Dollar	Buy	12/21/11	26,561	26,655	(94)
	Euro	Sell	12/21/11	111,944	113,892	1,948
	Israeli Shekel	Sell	12/21/11	6,442	6,603	161
	Japanese Yen	Buy	12/21/11	45,298	45,003	295
	Mexican Peso	Sell	12/21/11	48,791	49,205	414
	Norwegian Krone	Buy	12/21/11	23,256	23,902	(646)
	Swedish Krona	Buy	12/21/11	9,055	9,323	(268)
UBS AG
	Australian Dollar	Sell	12/21/11	75,570	75,940	370
	British Pound	Buy	12/21/11	211,900	215,249	(3,349)
	Canadian Dollar	Sell	12/21/11	71,547	71,849	302
	Euro	Sell	12/21/11	24,458	24,512	54
	Israeli Shekel	Buy	12/21/11	1,704	1,746	(42)
	Japanese Yen	Sell	12/21/11	35,531	35,311	(220)
	Mexican Peso	Sell	12/21/11	23,472	23,673	201
	Norwegian Krone	Sell	12/21/11	55,659	57,199	1,540
	South African Rand	Buy	12/21/11	465	482	(17)
	Swedish Krona	Buy	12/21/11	3,554	3,658	(104)
	Swiss Franc	Buy	12/21/11	16,765	17,389	(624)
Westpac Banking Corp.
	Australian Dollar	Sell	12/21/11	83,045	83,465	420
	British Pound	Sell	12/21/11	70,162	71,242	1,080
	Euro	Buy	12/21/11	4,915,329	5,003,560	(88,231)
	Japanese Yen	Buy	12/21/11	51,499	51,192	307

Total						$(2,135)

FUTURES CONTRACTS OUTSTANDING at 11/30/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

S&P 500 Index E-Mini (Short)	10	$623,000	Dec-11	$(26,395)
U.S. Treasury Bond 30 yr (Short)	1	155,438	Mar-12	3,693
U.S. Treasury Note 5 yr (Long)	1	122,641	Mar-12	84

Total				$(22,618)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/11 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Deutsche Bank AG
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	$—	EUR 10,000	9/20/13	477 bp	$632
	JPMorgan Chase Bank, N.A.
	DJ CDX EM Series 15 Version 1 Index	BB+/P	(200,000)	$1,600,000	6/20/16	500 bp	(47,405)
	DJ CDX NA HY Series 17 Version 1 Index	B+/P	213,656	2,128,500	12/20/16	500 bp	42,942

	Total						$(3,831)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2011. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNB	Medium Term Notes Class B
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2011 through November 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $16,988,673.
(b)	The aggregate identified cost on a tax basis is $17,480,472, resulting in gross unrealized appreciation and depreciation of $708,689 and $987,443, respectively, or net unrealized depreciation of $278,754.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $10,248. The fund received cash collateral of $10,000 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,897 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $16,298,098 and $18,894,147, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $4,158,558 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other investment companies are based on their net asset value (NAV), which are classified as Level 1. The NAV of an investment company equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to hedge interest rate risk, to gain exposure to interest rates, to hedge prepayment risk, to equitize cash and to manage exposure to market risk.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. The fund had an average number of contracts of approximately 40 on futures contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Credit default contracts: The fund enters into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $2,300,000 on credit default swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $99,181 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Transactions with affiliated issuers
Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period
Putnam Absolute Return 700 Fund	$—	$2,049,022	$289,899	$—	$—	$1,686,969

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$76,232	$150,736	$—
Capital goods	99,693	154,760	—
Communication services	97,542	130,746	—
Conglomerates	29,598	38,534	—
Consumer cyclicals	247,118	166,546	74
Consumer staples	160,445	198,968	—
Energy	209,473	129,045	—
Financials	1,898,841	319,887	—
Health care	284,105	177,017	—
Technology	331,537	32,144	—
Transportation	11,513	28,129	—
Utilities and power	111,453	87,914	—
Total common stocks	3,557,550	1,614,426	74
Convertible bonds and notes	—	1,206,894	—
Convertible preferred stocks	—	1,238,408	18
Corporate bonds and notes	—	1,918,983	15,762
Investment Companies	1,896,778	—	—
Mortgage-backed securities	—	114,573	—
Municipal bonds and notes	—	29,656	—
Preferred stocks	—	11,673	—
U.S. Treasury Obligations	—	692,141	—
Units	—	31,500	—
Warrants	—	—	1,523
Short-term investments	2,507,987	2,363,772	—

Totals by level	$7,962,315	$9,222,026	$17,377

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(2,135)	$—
Futures contracts	(22,618)	—	—
Credit default contracts	—	(17,487)	—

Totals by level	$(22,618)	$(19,622)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$153,227	$170,714
Foreign exchange contracts	108,871	111,006
Equity contracts	1,523	26,395
Interest rate contracts	3,777	—

Total	$267,398	$308,115

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2012